UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2014

Item 1. Reports to Stockholders

Fidelity® Large Cap Growth Enhanced Index Fund

Fidelity Large Cap Value Enhanced Index Fund

Fidelity Large Cap Core Enhanced Index Fund

Fidelity Mid Cap Enhanced Index Fund

Fidelity Small Cap Enhanced Index Fund

Fidelity International Enhanced Index Fund

Semiannual Report

(Fidelity Cover Art)

August 31, 2014

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses

Fidelity® Large Cap Growth Enhanced Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity Large Cap Value Enhanced Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity Large Cap Core Enhanced Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity Mid Cap Enhanced Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity Small Cap Enhanced Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity International Enhanced Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Notes	(Click Here)	Notes to the Financial Statements
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by each Fund presented in the table, as a shareholder of the underlying non-affiliated funds (the Underlying Funds), each Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by each Fund presented in the table, as a shareholder of the underlying non-affiliated funds (the Underlying Funds), each Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Fidelity Large Cap Growth Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 1,087.60	$ 2.37
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Fidelity Large Cap Value Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 1,107.60	$ 2.39
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Fidelity Large Cap Core Enhanced Index Fund	.44%
Actual		$ 1,000.00	$ 1,096.90	$ 2.33
HypotheticalA		$ 1,000.00	$ 1,022.99	$ 2.24
Fidelity Mid Cap Enhanced Index Fund	.60%
Actual		$ 1,000.00	$ 1,067.60	$ 3.13
HypotheticalA		$ 1,000.00	$ 1,022.18	$ 3.06
Fidelity Small Cap Enhanced Index Fund	.67%
Actual		$ 1,000.00	$ 1,019.70	$ 3.41
HypotheticalA		$ 1,000.00	$ 1,021.83	$ 3.41
Fidelity International Enhanced Index Fund	.62%
Actual		$ 1,000.00	$ 1,018.80	$ 3.15
HypotheticalA		$ 1,000.00	$ 1,022.08	$ 3.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.2	4.2
Microsoft Corp.	2.5	3.5
Verizon Communications, Inc.	2.4	2.5
Gilead Sciences, Inc.	2.1	1.7
Facebook, Inc. Class A	1.9	1.5
QUALCOMM, Inc.	1.7	1.8
Comcast Corp. Class A	1.7	1.7
Schlumberger Ltd.	1.7	1.0
Google, Inc. Class A	1.5	3.7
The Boeing Co.	1.4	1.5
	23.1
Market Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.7	28.5
Consumer Discretionary	17.1	17.3
Health Care	15.1	14.4
Industrials	10.3	12.0
Consumer Staples	8.3	9.4
Energy	6.9	3.6
Financials	5.7	6.5
Telecommunication Services	2.9	2.5
Materials	2.9	4.2

Semiannual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 17.1%
Auto Components - 1.5%
Delphi Automotive PLC	19,391	$ 1,349,226
Gentex Corp.	49,675	1,467,896
Lear Corp.	14,859	1,502,691
		4,319,813
Hotels, Restaurants & Leisure - 2.0%
Brinker International, Inc.	7,411	362,398
Chipotle Mexican Grill, Inc. (a)	835	566,673
Las Vegas Sands Corp.	25,298	1,682,570
McDonald's Corp.	13,473	1,262,690
Starbucks Corp.	2,458	191,257
Wyndham Worldwide Corp.	19,186	1,552,915
		5,618,503
Internet & Catalog Retail - 2.1%
Amazon.com, Inc. (a)	6,064	2,055,939
Expedia, Inc.	18,877	1,621,534
Liberty Interactive Corp. (Venture Group) Series A (a)	282	10,741
Liberty TripAdvisor Holdings, Inc. (a)	282	10,087
priceline.com, Inc. (a)	1,913	2,380,365
		6,078,666
Leisure Products - 0.6%
Polaris Industries, Inc.	11,206	1,629,128
Media - 4.6%
CBS Corp. Class B	3,793	224,887
Comcast Corp. Class A	87,030	4,763,152
DIRECTV (a)	9,628	832,341
Morningstar, Inc.	9,021	619,562
Omnicom Group, Inc.	1,290	92,893
Starz Series A (a)(e)	48,360	1,513,184
The Walt Disney Co.	25,353	2,278,728
Time Warner Cable, Inc.	5,729	847,491
Viacom, Inc. Class B (non-vtg.)	25,400	2,061,210
		13,233,448
Multiline Retail - 0.6%
Dillard's, Inc. Class A (e)	2,430	277,798
Macy's, Inc.	22,243	1,385,516
		1,663,314
Specialty Retail - 4.6%
Bed Bath & Beyond, Inc. (a)(e)	23,569	1,514,544
Best Buy Co., Inc.	47,224	1,505,973
Foot Locker, Inc.	25,865	1,451,285
GameStop Corp. Class A	24,799	1,046,518
Gap, Inc.	40,246	1,857,353
Home Depot, Inc.	38,667	3,615,365
Lowe's Companies, Inc.	13,168	691,452
Murphy U.S.A., Inc. (a)	9	490
O'Reilly Automotive, Inc. (a)	8,326	1,298,689
		12,981,669

	Shares	Value
Textiles, Apparel & Luxury Goods - 1.1%
Fossil Group, Inc. (a)	2,965	$ 300,325
Hanesbrands, Inc.	10,101	1,037,171
Michael Kors Holdings Ltd. (a)	332	26,600
NIKE, Inc. Class B	22,778	1,789,212
		3,153,308
TOTAL CONSUMER DISCRETIONARY		48,677,849
CONSUMER STAPLES - 8.3%
Beverages - 3.3%
Brown-Forman Corp. Class B (non-vtg.)	10,219	946,893
Dr. Pepper Snapple Group, Inc.	28,172	1,772,582
Monster Beverage Corp. (a)	100	8,841
PepsiCo, Inc.	39,659	3,668,061
The Coca-Cola Co.	73,959	3,085,569
		9,481,946
Food & Staples Retailing - 0.2%
CVS Caremark Corp.	6,088	483,692
Wal-Mart Stores, Inc.	1,451	109,551
Walgreen Co.	646	39,096
		632,339
Food Products - 2.3%
Archer Daniels Midland Co.	31,554	1,573,282
Ingredion, Inc.	4,825	384,842
Pilgrims Pride Corp. (a)(e)	48,123	1,437,434
Sanderson Farms, Inc. (e)	14,517	1,354,726
The J.M. Smucker Co.	3,314	340,016
Tyson Foods, Inc. Class A	37,624	1,431,969
		6,522,269
Household Products - 0.7%
Colgate-Palmolive Co.	5,298	342,940
Kimberly-Clark Corp.	13,838	1,494,504
		1,837,444
Tobacco - 1.8%
Altria Group, Inc.	34,236	1,474,887
Lorillard, Inc.	5,100	304,470
Philip Morris International, Inc.	38,383	3,284,817
		5,064,174
TOTAL CONSUMER STAPLES		23,538,172
ENERGY - 6.9%
Energy Equipment & Services - 3.3%
Baker Hughes, Inc.	21,065	1,456,434
Dril-Quip, Inc. (a)	4,906	497,812
Halliburton Co.	10,692	722,886
Helmerich & Payne, Inc.	13,319	1,399,161
RPC, Inc.	21,793	496,227
Schlumberger Ltd.	43,108	4,726,361
		9,298,881
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.6%
EOG Resources, Inc.	25,600	$ 2,812,928
Exxon Mobil Corp.	9,781	972,818
Kosmos Energy Ltd. (a)	37,866	379,417
Marathon Petroleum Corp.	16,371	1,489,925
Occidental Petroleum Corp.	13,163	1,365,398
SM Energy Co.	18,109	1,612,425
Valero Energy Corp.	29,491	1,596,643
		10,229,554
TOTAL ENERGY		19,528,435
FINANCIALS - 5.7%
Banks - 0.2%
Wells Fargo & Co.	9,122	469,236
Capital Markets - 2.8%
Franklin Resources, Inc.	26,053	1,472,516
Lazard Ltd. Class A	30,485	1,666,310
SEI Investments Co.	41,193	1,561,009
T. Rowe Price Group, Inc.	23,215	1,880,299
Waddell & Reed Financial, Inc. Class A	24,305	1,324,623
		7,904,757
Consumer Finance - 0.7%
American Express Co.	19,324	1,730,464
Santander Consumer U.S.A. Holdings, Inc.	19,665	366,162
		2,096,626
Diversified Financial Services - 0.5%
McGraw Hill Financial, Inc.	18,909	1,534,087
Insurance - 0.4%
Erie Indemnity Co. Class A	965	73,832
Progressive Corp.	45,550	1,139,661
		1,213,493
Real Estate Investment Trusts - 1.1%
Public Storage	9,125	1,598,518
Weyerhaeuser Co.	44,198	1,500,522
		3,099,040
TOTAL FINANCIALS		16,317,239
HEALTH CARE - 15.1%
Biotechnology - 6.4%
Alexion Pharmaceuticals, Inc. (a)	7,860	1,330,619
Amgen, Inc.	11,765	1,639,806
Biogen Idec, Inc. (a)	10,774	3,695,913
Celgene Corp. (a)	37,062	3,521,631
Gilead Sciences, Inc. (a)	55,910	6,014,798
United Therapeutics Corp. (a)(e)	16,528	1,947,494
		18,150,261

	Shares	Value
Health Care Equipment & Supplies - 1.5%
C.R. Bard, Inc.	11,343	$ 1,683,755
Edwards Lifesciences Corp. (a)	18,296	1,816,061
IDEXX Laboratories, Inc. (a)	2,883	357,406
Intuitive Surgical, Inc. (a)	974	457,790
		4,315,012
Health Care Providers & Services - 2.4%
Aetna, Inc.	20,680	1,698,448
Cardinal Health, Inc.	16,778	1,236,539
Centene Corp. (a)	18,113	1,415,169
Express Scripts Holding Co. (a)	14,571	1,077,234
UnitedHealth Group, Inc.	431	37,359
WellPoint, Inc.	12,629	1,471,405
		6,936,154
Life Sciences Tools & Services - 0.9%
Illumina, Inc. (a)	10,967	1,967,041
PAREXEL International Corp. (a)	9,658	545,098
		2,512,139
Pharmaceuticals - 3.9%
AbbVie, Inc.	67,214	3,715,590
Actavis PLC (a)	794	180,222
Allergan, Inc.	6,447	1,055,245
Bristol-Myers Squibb Co.	21,715	1,099,865
Eli Lilly & Co.	17,672	1,123,232
Johnson & Johnson	25,452	2,640,136
Pfizer, Inc.	48,161	1,415,452
		11,229,742
TOTAL HEALTH CARE		43,143,308
INDUSTRIALS - 10.3%
Aerospace & Defense - 3.9%
BE Aerospace, Inc. (a)	296	25,083
Honeywell International, Inc.	10,363	986,868
Lockheed Martin Corp.	13,781	2,397,894
Northrop Grumman Corp.	10,566	1,344,207
Raytheon Co.	13,012	1,253,576
The Boeing Co.	30,156	3,823,781
United Technologies Corp.	11,422	1,233,348
		11,064,757
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	8,140	792,266
Airlines - 1.5%
Alaska Air Group, Inc.	31,142	1,443,120
Copa Holdings SA Class A	6,433	791,130
Southwest Airlines Co.	64,678	2,070,343
		4,304,593
Commercial Services & Supplies - 0.0%
UniFirst Corp.	632	61,272
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.7%
Emerson Electric Co.	18,970	$ 1,214,459
Rockwell Automation, Inc.	7,578	883,671
		2,098,130
Industrial Conglomerates - 1.2%
3M Co.	23,067	3,321,648
Machinery - 1.4%
Allison Transmission Holdings, Inc.	40,297	1,236,312
Toro Co.	18,237	1,122,123
Trinity Industries, Inc. (e)	33,182	1,605,345
		3,963,780
Road & Rail - 1.3%
Union Pacific Corp.	36,202	3,810,985
TOTAL INDUSTRIALS		29,417,431
INFORMATION TECHNOLOGY - 29.7%
Communications Equipment - 2.6%
Arris Group, Inc. (a)	4,962	151,887
Cisco Systems, Inc.	54,965	1,373,575
Harris Corp.	8,688	620,236
Juniper Networks, Inc.	23,985	556,212
QUALCOMM, Inc.	64,039	4,873,368
		7,575,278
Electronic Equipment & Components - 0.2%
Dolby Laboratories, Inc. Class A (a)	10,082	469,620
Internet Software & Services - 4.8%
eBay, Inc. (a)	14,047	779,609
Facebook, Inc. Class A (a)	73,345	5,487,673
Google, Inc.:
Class A (a)	7,590	4,420,112
Class C (a)	5,300	3,029,480
Rackspace Hosting, Inc. (a)	3,105	107,433
		13,824,307
IT Services - 5.9%
Alliance Data Systems Corp. (a)	42	11,115
Amdocs Ltd.	28,059	1,321,579
Booz Allen Hamilton Holding Corp. Class A	59,949	1,329,669
Computer Sciences Corp.	22,685	1,356,336
DST Systems, Inc.	15,128	1,404,030
Genpact Ltd. (a)	3,186	55,436
IBM Corp.	18,302	3,519,475
Jack Henry & Associates, Inc.	20,491	1,184,585
MasterCard, Inc. Class A	43,676	3,311,078
Paychex, Inc.	3,266	136,029
Visa, Inc. Class A	14,545	3,091,103
		16,720,435
Semiconductors & Semiconductor Equipment - 3.1%
Avago Technologies Ltd.	13,786	1,131,693

	Shares	Value
Broadcom Corp. Class A	10,200	$ 401,676
Intel Corp.	53,748	1,876,880
Micron Technology, Inc. (a)	69,416	2,262,962
NVIDIA Corp.	10,455	203,350
Skyworks Solutions, Inc.	27,384	1,551,577
Texas Instruments, Inc.	31,340	1,509,961
		8,938,099
Software - 5.7%
Aspen Technology, Inc. (a)	33,014	1,356,545
CA Technologies, Inc.	19,453	549,353
Citrix Systems, Inc. (a)(e)	11,467	805,671
Electronic Arts, Inc. (a)	3,971	150,263
Microsoft Corp.	155,221	7,051,690
Oracle Corp.	82,449	3,424,107
Symantec Corp.	57,306	1,391,390
Synopsys, Inc. (a)	34,266	1,401,479
		16,130,498
Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	172,950	17,727,369
Hewlett-Packard Co.	37,046	1,407,748
NetApp, Inc.	40,064	1,689,098
SanDisk Corp.	1,618	158,499
		20,982,714
TOTAL INFORMATION TECHNOLOGY		84,640,951
MATERIALS - 2.9%
Chemicals - 2.7%
E.I. du Pont de Nemours & Co.	2,190	144,781
International Flavors & Fragrances, Inc.	14,920	1,515,723
LyondellBasell Industries NV Class A	23,673	2,707,008
Monsanto Co.	2,166	250,498
NewMarket Corp.	639	260,003
The Dow Chemical Co.	28,820	1,543,311
Westlake Chemical Corp.	13,466	1,307,953
		7,729,277
Containers & Packaging - 0.2%
Ball Corp.	6,788	435,111
Metals & Mining - 0.0%
Compass Minerals International, Inc.	1,667	148,480
TOTAL MATERIALS		8,312,868
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	40,295	1,408,713
Verizon Communications, Inc.	140,113	6,980,430
		8,389,143
TOTAL COMMON STOCKS (Cost $215,961,121)		281,965,396
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% 12/11/14 (f) (Cost $299,950)	$ 300,000	$ 299,983
Money Market Funds - 3.9%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	2,715,498	2,715,498
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(d)	8,266,256	8,266,256
TOTAL MONEY MARKET FUNDS (Cost $10,981,754)		10,981,754
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $227,242,825)		293,247,133
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(8,193,309)
NET ASSETS - 100%		$ 285,053,824
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
30 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2014	$ 3,002,100	$ 89,066

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $154,991.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 5,278
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 48,677,849	$ 48,677,849	$ -	$ -
Consumer Staples	23,538,172	23,538,172	-	-
Energy	19,528,435	19,528,435	-	-
Financials	16,317,239	16,317,239	-	-
Health Care	43,143,308	43,143,308	-	-
Industrials	29,417,431	29,417,431	-	-
Information Technology	84,640,951	84,640,951	-	-
Materials	8,312,868	8,312,868	-	-
Telecommunication Services	8,389,143	8,389,143	-	-
U.S. Government and Government Agency Obligations	299,983	-	299,983	-
Money Market Funds	10,981,754	10,981,754	-	-
Total Investments in Securities:	$ 293,247,133	$ 292,947,150	$ 299,983	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 89,066	$ 89,066	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 89,066	$ -
Total Value of Derivatives	$ 89,066	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Growth Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,314,792) - See accompanying schedule: Unaffiliated issuers (cost $216,261,071)	$ 282,265,379
Fidelity Central Funds (cost $10,981,754)	10,981,754
Total Investments (cost $227,242,825)		$ 293,247,133
Receivable for investments sold		3,812,661
Receivable for fund shares sold		507,654
Dividends receivable		465,719
Interest receivable		127
Distributions receivable from Fidelity Central Funds		330
Receivable for daily variation margin for derivative instruments		6,710
Total assets		298,040,334

Liabilities
Payable for investments purchased	$ 4,441,345
Payable for fund shares redeemed	175,906
Accrued management fee	68,669
Other affiliated payables	34,334
Collateral on securities loaned, at value	8,266,256
Total liabilities		12,986,510

Net Assets		$ 285,053,824
Net Assets consist of:
Paid in capital		$ 204,497,332
Undistributed net investment income		1,601,634
Accumulated undistributed net realized gain (loss) on investments		12,861,484
Net unrealized appreciation (depreciation) on investments		66,093,374
Net Assets, for 18,892,583 shares outstanding		$ 285,053,824
Net Asset Value, offering price and redemption price per share ($285,053,824 ÷ 18,892,583 shares)		$ 15.09

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 2,189,406
Interest		707
Income from Fidelity Central Funds		5,278
Total income		2,195,391

Expenses
Management fee	$ 386,881
Transfer agent fees	194,162
Independent trustees' compensation	1,442
Miscellaneous	210
Total expenses before reductions	582,695
Expense reductions	(11)	582,684
Net investment income (loss)		1,612,707
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,674,878
Futures contracts	302,301
Total net realized gain (loss)		12,977,179
Change in net unrealized appreciation (depreciation) on: Investment securities	7,565,718
Futures contracts	63,056
Total change in net unrealized appreciation (depreciation)		7,628,774
Net gain (loss)		20,605,953
Net increase (decrease) in net assets resulting from operations		$ 22,218,660

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,612,707	$ 2,932,925
Net realized gain (loss)	12,977,179	15,076,688
Change in net unrealized appreciation (depreciation)	7,628,774	34,800,006
Net increase (decrease) in net assets resulting from operations	22,218,660	52,809,619
Distributions to shareholders from net investment income	(609,796)	(2,727,604)
Distributions to shareholders from net realized gain	(5,157,134)	(11,225,870)
Total distributions	(5,766,930)	(13,953,474)
Share transactions Proceeds from sales of shares	44,032,129	86,268,044
Reinvestment of distributions	5,560,844	13,471,055
Cost of shares redeemed	(29,846,351)	(61,131,732)
Net increase (decrease) in net assets resulting from share transactions	19,746,622	38,607,367
Total increase (decrease) in net assets	36,198,352	77,463,512

Net Assets
Beginning of period	248,855,472	171,391,960
End of period (including undistributed net investment income of $1,601,634 and undistributed net investment income of $598,723, respectively)	$ 285,053,824	$ 248,855,472
Other Information Shares
Sold	3,063,873	6,581,361
Issued in reinvestment of distributions	417,481	1,027,084
Redeemed	(2,085,050)	(4,678,770)
Net increase (decrease)	1,396,304	2,929,675

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.22	$ 11.77	$ 10.93	$ 10.19	$ 8.44	$ 5.60
Income from Investment Operations
Net investment income (loss) D	.09	.18	.20	.13	.11	.11
Net realized and unrealized gain (loss)	1.11	3.15	.81	.72	1.75	2.83
Total from investment operations	1.20	3.33	1.01	.85	1.86	2.94
Distributions from net investment income	(.04)	(.17)	(.17)	(.11)	(.11)	(.10)
Distributions from net realized gain	(.30)	(.71)	-	-	-	-
Total distributions	(.33) I	(.88)	(.17)	(.11)	(.11)	(.10)
Net asset value, end of period	$ 15.09	$ 14.22	$ 11.77	$ 10.93	$ 10.19	$ 8.44
Total Return B, C	8.76%	29.08%	9.36%	8.40%	22.14%	52.50%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.25% A	1.41%	1.80%	1.30%	1.25%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 285,054	$ 248,855	$ 171,392	$ 141,826	$ 68,115	$ 49,812
Portfolio turnover rateF	84% A	83%	87%	77%	80%	35% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. ITotal distributions of $.33 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.296 per share. JReflects adjustments to exclude transaction in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.7	4.0
Johnson & Johnson	2.9	2.8
General Electric Co.	2.7	3.1
JPMorgan Chase & Co.	2.7	2.4
Wells Fargo & Co.	2.5	2.7
Pfizer, Inc.	2.3	2.6
AT&T, Inc.	2.2	1.3
Berkshire Hathaway, Inc. Class B	2.0	2.4
Intel Corp.	2.0	0.8
Chevron Corp.	1.9	2.4
	24.9
Market Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.4	28.3
Health Care	14.9	15.1
Energy	13.9	12.3
Information Technology	11.1	10.6
Industrials	9.7	11.3
Consumer Staples	6.6	5.7
Consumer Discretionary	6.5	6.3
Utilities	4.1	4.1
Telecommunication Services	2.7	1.8
Materials	2.3	2.3

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 6.5%
Auto Components - 1.0%
Gentex Corp.	117,249	$ 3,464,708
Lear Corp.	34,796	3,518,919
TRW Automotive Holdings Corp. (a)	916	88,202
		7,071,829
Automobiles - 0.2%
Ford Motor Co.	66,246	1,153,343
General Motors Co.	11,295	393,066
		1,546,409
Diversified Consumer Services - 0.1%
DeVry, Inc.	15,038	645,581
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp. unit	72,106	2,731,375
Royal Caribbean Cruises Ltd.	11,160	711,562
		3,442,937
Internet & Catalog Retail - 0.5%
Expedia, Inc.	37,166	3,192,559
Media - 2.0%
Comcast Corp. Class A	75,809	4,149,027
News Corp. Class A (a)	113,483	2,000,138
Starz Series A (a)(e)	91,976	2,877,929
The Walt Disney Co.	38,185	3,432,068
Time Warner, Inc.	19,886	1,531,819
		13,990,981
Multiline Retail - 0.3%
Dillard's, Inc. Class A (e)	19,783	2,261,593
Specialty Retail - 1.9%
Bed Bath & Beyond, Inc. (a)(e)	31,621	2,031,965
Best Buy Co., Inc.	105,124	3,352,404
Foot Locker, Inc.	39,245	2,202,037
GameStop Corp. Class A	43,101	1,818,862
Gap, Inc.	73,418	3,388,241
Staples, Inc.	13,036	152,260
		12,945,769
TOTAL CONSUMER DISCRETIONARY		45,097,658
CONSUMER STAPLES - 6.6%
Beverages - 0.7%
Dr. Pepper Snapple Group, Inc.	15,215	957,328
Molson Coors Brewing Co. Class B	52,667	3,894,725
		4,852,053
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	69,858	5,550,218
Wal-Mart Stores, Inc.	51,837	3,913,694
		9,463,912
Food Products - 2.5%
Archer Daniels Midland Co.	110,620	5,515,513
Ingredion, Inc.	4,825	384,842

	Shares	Value
Mondelez International, Inc.	20,347	$ 736,358
Pilgrims Pride Corp. (a)(e)	122,830	3,668,932
Sanderson Farms, Inc. (e)	24,302	2,267,863
The J.M. Smucker Co.	8,137	834,856
Tyson Foods, Inc. Class A	108,545	4,131,223
		17,539,587
Household Products - 1.9%
Colgate-Palmolive Co.	24,590	1,591,711
Kimberly-Clark Corp.	3,742	404,136
Procter & Gamble Co.	138,717	11,528,770
		13,524,617
Tobacco - 0.1%
Philip Morris International, Inc.	5,000	427,900
TOTAL CONSUMER STAPLES		45,808,069
ENERGY - 13.9%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	76,475	5,287,482
Halliburton Co.	31,524	2,131,338
Helmerich & Payne, Inc.	30,766	3,231,968
National Oilwell Varco, Inc.	65,379	5,650,707
Patterson-UTI Energy, Inc.	48,317	1,668,869
RPC, Inc.	9,813	223,442
Schlumberger Ltd.	23,089	2,531,478
Unit Corp. (a)	8,180	538,326
		21,263,610
Oil, Gas & Consumable Fuels - 10.8%
Anadarko Petroleum Corp.	1,569	176,811
Chevron Corp.	101,241	13,105,647
ConocoPhillips Co.	112,880	9,168,114
EOG Resources, Inc.	26,850	2,950,278
Exxon Mobil Corp.	257,675	25,628,353
Hess Corp.	20,097	2,031,807
Marathon Oil Corp.	21,100	879,659
Marathon Petroleum Corp.	42,253	3,845,446
Occidental Petroleum Corp.	87,909	9,118,801
SM Energy Co.	39,212	3,491,436
Valero Energy Corp.	91,885	4,974,654
		75,371,006
TOTAL ENERGY		96,634,616
FINANCIALS - 26.4%
Banks - 9.7%
Bank of America Corp.	711,153	11,442,452
Citigroup, Inc.	245,053	12,656,987
Fulton Financial Corp.	10,626	122,571
JPMorgan Chase & Co.	310,804	18,477,298
KeyCorp	169,589	2,308,106
Regions Financial Corp.	259,086	2,629,723
SunTrust Banks, Inc.	11,092	422,383
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
U.S. Bancorp	37,730	$ 1,595,224
Wells Fargo & Co.	344,037	17,697,263
		67,352,007
Capital Markets - 3.3%
Franklin Resources, Inc.	36,527	2,064,506
Goldman Sachs Group, Inc.	49,156	8,804,331
Janus Capital Group, Inc.	4,937	59,985
Morgan Stanley	204,690	7,022,914
SEI Investments Co.	52,875	2,003,698
T. Rowe Price Group, Inc.	33,192	2,688,386
		22,643,820
Consumer Finance - 1.8%
Capital One Financial Corp.	80,077	6,571,119
Discover Financial Services	73,290	4,571,097
Navient Corp.	69,643	1,249,395
		12,391,611
Diversified Financial Services - 2.6%
Berkshire Hathaway, Inc. Class B (a)	103,376	14,188,356
McGraw Hill Financial, Inc.	4,306	349,346
Voya Financial, Inc.	96,287	3,763,859
		18,301,561
Insurance - 5.5%
ACE Ltd.	31,369	3,335,466
AFLAC, Inc.	72,688	4,451,413
Allied World Assurance Co.	45,700	1,690,443
American Financial Group, Inc.	19,306	1,157,781
American International Group, Inc.	116,155	6,511,649
American National Insurance Co.	4,243	483,023
Aspen Insurance Holdings Ltd.	37,601	1,598,795
Assured Guaranty Ltd.	13,500	326,025
CNA Financial Corp.	5,928	229,829
Endurance Specialty Holdings Ltd.	11,162	648,177
Hanover Insurance Group, Inc.	2,135	135,466
MBIA, Inc. (a)	334,227	3,485,988
MetLife, Inc.	492	26,932
PartnerRe Ltd.	26,868	3,000,887
Progressive Corp.	132,290	3,309,896
Reinsurance Group of America, Inc.	20,078	1,666,072
RenaissanceRe Holdings Ltd.	2,848	291,607
The Travelers Companies, Inc.	52,790	4,999,741
W.R. Berkley Corp.	26,624	1,287,270
		38,636,460
Real Estate Investment Trusts - 3.5%
American Capital Agency Corp.	38,579	912,393
Annaly Capital Management, Inc.	344,362	4,097,908
Chimera Investment Corp.	370,671	1,226,921
Columbia Property Trust, Inc.	13,177	338,254
Corrections Corp. of America	38,551	1,373,958
Hospitality Properties Trust (SBI)	32,889	967,923

	Shares	Value
Host Hotels & Resorts, Inc.	156,936	$ 3,581,280
MFA Financial, Inc.	393,104	3,317,798
Public Storage	20,316	3,558,957
Starwood Property Trust, Inc.	3,130	74,651
Washington Prime Group, Inc. (a)	16,505	322,178
Weyerhaeuser Co.	134,051	4,551,031
		24,323,252
TOTAL FINANCIALS		183,648,711
HEALTH CARE - 14.9%
Biotechnology - 1.0%
Amgen, Inc.	19,772	2,755,821
United Therapeutics Corp. (a)(e)	37,267	4,391,171
		7,146,992
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	108,818	4,596,472
C.R. Bard, Inc.	20,466	3,037,973
Covidien PLC	23,226	2,016,714
Edwards Lifesciences Corp. (a)	34,449	3,419,408
Medtronic, Inc.	84,210	5,376,809
St. Jude Medical, Inc.	22,420	1,470,528
		19,917,904
Health Care Providers & Services - 3.7%
Aetna, Inc.	59,571	4,892,566
Cardinal Health, Inc.	3,000	221,100
Centene Corp. (a)	2,022	157,979
Cigna Corp.	24,547	2,322,146
Express Scripts Holding Co. (a)	5,600	414,008
Health Net, Inc. (a)	58,794	2,775,077
Laboratory Corp. of America Holdings (a)	6,706	719,084
UnitedHealth Group, Inc.	101,842	8,827,665
WellPoint, Inc.	48,855	5,692,096
		26,021,721
Pharmaceuticals - 7.3%
AbbVie, Inc.	61,558	3,402,926
Bristol-Myers Squibb Co.	11,569	585,970
Eli Lilly & Co.	39,308	2,498,416
Johnson & Johnson	193,180	20,038,561
Merck & Co., Inc.	133,787	8,041,937
Pfizer, Inc.	546,726	16,068,277
		50,636,087
TOTAL HEALTH CARE		103,722,704
INDUSTRIALS - 9.7%
Aerospace & Defense - 3.2%
General Dynamics Corp.	6,776	835,142
Huntington Ingalls Industries, Inc.	33,000	3,369,630
L-3 Communications Holdings, Inc.	14,407	1,584,050
Northrop Grumman Corp.	37,634	4,787,797
Raytheon Co.	56,722	5,464,597
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	26,658	$ 3,380,234
United Technologies Corp.	23,658	2,554,591
		21,976,041
Airlines - 1.8%
Alaska Air Group, Inc.	75,012	3,476,056
Copa Holdings SA Class A	10,779	1,325,601
Delta Air Lines, Inc.	97,837	3,872,388
Southwest Airlines Co.	121,517	3,889,759
		12,563,804
Commercial Services & Supplies - 0.5%
ADT Corp. (e)	79,920	2,945,851
UniFirst Corp.	7,528	729,840
		3,675,691
Industrial Conglomerates - 3.1%
3M Co.	23,114	3,328,416
General Electric Co.	713,440	18,535,171
		21,863,587
Machinery - 1.0%
Allison Transmission Holdings, Inc.	48,468	1,486,998
Caterpillar, Inc.	6,419	700,120
Dover Corp.	12,748	1,120,167
Snap-On, Inc.	450	56,228
Trinity Industries, Inc. (e)	76,967	3,723,663
		7,087,176
Road & Rail - 0.1%
Union Pacific Corp.	4,500	473,715
TOTAL INDUSTRIALS		67,640,014
INFORMATION TECHNOLOGY - 11.1%
Communications Equipment - 2.3%
Brocade Communications Systems, Inc.	294,364	3,105,540
Cisco Systems, Inc.	313,056	7,823,269
Juniper Networks, Inc.	100,835	2,338,364
QUALCOMM, Inc.	35,102	2,671,262
		15,938,435
IT Services - 0.9%
Amdocs Ltd.	40,692	1,916,593
DST Systems, Inc.	27,897	2,589,121
Xerox Corp.	136,644	1,887,054
		6,392,768
Semiconductors & Semiconductor Equipment - 4.1%
Broadcom Corp. Class A	64,822	2,552,690
Intel Corp.	404,080	14,110,474
Marvell Technology Group Ltd.	274,521	3,818,587
Micron Technology, Inc. (a)	119,160	3,884,616

	Shares	Value
NVIDIA Corp.	112,200	$ 2,182,290
Skyworks Solutions, Inc.	37,585	2,129,566
		28,678,223
Software - 1.5%
Microsoft Corp.	121,021	5,497,984
Symantec Corp.	183,645	4,458,901
Synopsys, Inc. (a)	2,300	94,070
		10,050,955
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	32,165	3,296,913
EMC Corp.	12,620	372,669
Hewlett-Packard Co.	221,167	8,404,346
NetApp, Inc.	97,952	4,129,656
		16,203,584
TOTAL INFORMATION TECHNOLOGY		77,263,965
MATERIALS - 2.3%
Chemicals - 2.0%
Celanese Corp. Class A	20,036	1,253,051
LyondellBasell Industries NV Class A	32,494	3,715,689
The Dow Chemical Co.	106,636	5,710,358
The Mosaic Co.	980	46,805
Westlake Chemical Corp.	34,431	3,344,283
		14,070,186
Metals & Mining - 0.3%
Alcoa, Inc.	101,053	1,678,490
TOTAL MATERIALS		15,748,676
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	446,728	15,617,611
Verizon Communications, Inc.	68,962	3,435,687
		19,053,298
UTILITIES - 4.1%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	20,955	1,125,284
Duke Energy Corp.	57,307	4,240,145
Entergy Corp.	57,652	4,462,841
Exelon Corp.	40,319	1,347,461
Southern Co.	25,632	1,138,061
		12,313,792
Gas Utilities - 0.6%
AGL Resources, Inc.	71,700	3,822,327
UGI Corp.	3,300	174,834
		3,997,161
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	19,404	597,255
Multi-Utilities - 1.5%
Alliant Energy Corp.	619	36,205
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Ameren Corp.	22,733	$ 909,093
CMS Energy Corp.	10,382	317,066
Consolidated Edison, Inc.	23,956	1,386,813
DTE Energy Co.	15,985	1,250,826
Public Service Enterprise Group, Inc.	126,646	4,735,294
TECO Energy, Inc.	7,324	132,564
Vectren Corp.	10,828	446,438
Wisconsin Energy Corp.	28,683	1,300,200
		10,514,499
Water Utilities - 0.1%
American Water Works Co., Inc.	19,610	992,462
TOTAL UTILITIES		28,415,169
TOTAL COMMON STOCKS (Cost $624,260,560)		683,032,880
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.06% 12/11/14 (f) (Cost $999,832)	$ 1,000,000	999,944
Money Market Funds - 4.1%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	12,077,505	12,077,505
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(d)	16,418,919	16,418,919
TOTAL MONEY MARKET FUNDS (Cost $28,496,424)		28,496,424
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $653,756,816)		712,529,248
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(17,172,461)
NET ASSETS - 100%		$ 695,356,787
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
114 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2014	$ 11,407,980	$ 274,845

The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $552,969.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 5,268
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 45,097,658	$ 45,097,658	$ -	$ -
Consumer Staples	45,808,069	45,808,069	-	-
Energy	96,634,616	96,634,616	-	-
Financials	183,648,711	183,648,711	-	-
Health Care	103,722,704	103,722,704	-	-
Industrials	67,640,014	67,640,014	-	-
Information Technology	77,263,965	77,263,965	-	-
Materials	15,748,676	15,748,676	-	-
Telecommunication Services	19,053,298	19,053,298	-	-
Utilities	28,415,169	28,415,169	-	-
U.S. Government and Government Agency Obligations	999,944	-	999,944	-
Money Market Funds	28,496,424	28,496,424	-	-
Total Investments in Securities:	$ 712,529,248	$ 711,529,304	$ 999,944	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 274,845	$ 274,845	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 274,845	$ -
Total Value of Derivatives	$ 274,845	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,188,083) - See accompanying schedule: Unaffiliated issuers (cost $625,260,392)	$ 684,032,824
Fidelity Central Funds (cost $28,496,424)	28,496,424
Total Investments (cost $653,756,816)		$ 712,529,248
Receivable for investments sold		10,969,951
Receivable for fund shares sold		2,636,596
Dividends receivable		1,616,384
Interest receivable		526
Distributions receivable from Fidelity Central Funds		770
Receivable for daily variation margin for derivative instruments		23,653
Other receivables		154
Total assets		727,777,282

Liabilities
Payable for investments purchased	$ 15,386,456
Payable for fund shares redeemed	368,895
Accrued management fee	164,150
Other affiliated payables	82,075
Collateral on securities loaned, at value	16,418,919
Total liabilities		32,420,495

Net Assets		$ 695,356,787
Net Assets consist of:
Paid in capital		$ 623,838,716
Undistributed net investment income		3,238,964
Accumulated undistributed net realized gain (loss) on investments		9,231,830
Net unrealized appreciation (depreciation) on investments		59,047,277
Net Assets, for 62,352,741 shares outstanding		$ 695,356,787
Net Asset Value, offering price and redemption price per share ($695,356,787 ÷ 62,352,741 shares)		$ 11.15

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 4,084,805
Interest		2,494
Income from Fidelity Central Funds		5,268
Total income		4,092,567

Expenses
Management fee	$ 557,787
Transfer agent fees	279,691
Independent trustees' compensation	1,596
Miscellaneous	189
Total expenses before reductions	839,263
Expense reductions	(17)	839,246
Net investment income (loss)		3,253,321
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,640,318
Futures contracts	(23,766)
Total net realized gain (loss)		9,616,552
Change in net unrealized appreciation (depreciation) on: Investment securities	23,975,768
Futures contracts	138,925
Total change in net unrealized appreciation (depreciation)		24,114,693
Net gain (loss)		33,731,245
Net increase (decrease) in net assets resulting from operations		$ 36,984,566

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,253,321	$ 2,811,455
Net realized gain (loss)	9,616,552	10,223,773
Change in net unrealized appreciation (depreciation)	24,114,693	16,140,597
Net increase (decrease) in net assets resulting from operations	36,984,566	29,175,825
Distributions to shareholders from net investment income	(580,263)	(2,268,365)
Distributions to shareholders from net realized gain	(2,281,031)	(8,439,014)
Total distributions	(2,861,294)	(10,707,379)
Share transactions Proceeds from sales of shares	795,505,832	119,086,235
Reinvestment of distributions	2,758,169	10,328,295
Cost of shares redeemed	(317,111,851)	(74,541,681)
Net increase (decrease) in net assets resulting from share transactions	481,152,150	54,872,849
Total increase (decrease) in net assets	515,275,422	73,341,295

Net Assets
Beginning of period	180,081,365	106,740,070
End of period (including undistributed net investment income of $3,238,964 and undistributed net investment income of $565,906, respectively)	$ 695,356,787	$ 180,081,365
Other Information Shares
Sold	74,275,860	12,278,472
Issued in reinvestment of distributions	274,445	1,075,131
Redeemed	(29,828,664)	(7,731,742)
Net increase (decrease)	44,721,641	5,621,861

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 8.89	$ 7.78	$ 7.92	$ 6.70	$ 4.59
Income from Investment Operations
Net investment income (loss) D	.09	.20	.18	.15	.12	.13
Net realized and unrealized gain (loss)	.99	1.87	1.21	.10	1.22	2.11
Total from investment operations	1.08	2.07	1.39	.25	1.34	2.24
Distributions from net investment income	(.03)	(.16)	(.15)	(.13)	(.12)	(.13)
Distributions from net realized gain	(.11)	(.59)	(.13)	(.26)	-	-
Total distributions	(.14)	(.75)	(.28)	(.39)	(.12)	(.13)
Net asset value, end of period	$ 11.15	$ 10.21	$ 8.89	$ 7.78	$ 7.92	$ 6.70
Total Return B, C	10.76%	23.92%	18.38%	3.58%	20.15%	48.83%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.74% A	2.01%	2.27%	2.04%	1.76%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 695,357	$ 180,081	$ 106,740	$ 71,354	$ 85,123	$ 69,024
Portfolio turnover rate F	88% A,J	85%	76%	85%	83%	89% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. IReflects adjustments to exclude transactions in money market mutual funds. JPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.0	3.2
Exxon Mobil Corp.	2.8	2.1
Microsoft Corp.	2.3	2.3
Johnson & Johnson	2.1	2.0
General Electric Co.	1.9	1.6
Chevron Corp.	1.8	1.7
Wells Fargo & Co.	1.8	1.8
Procter & Gamble Co.	1.7	1.4
Verizon Communications, Inc.	1.6	1.7
Pfizer, Inc.	1.5	1.6
	21.5
Market Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.0	20.4
Health Care	15.5	15.3
Financials	14.1	15.3
Energy	12.0	8.1
Consumer Discretionary	11.2	11.1
Industrials	9.7	12.3
Consumer Staples	8.3	7.5
Telecommunication Services	3.1	3.0
Materials	2.6	4.3
Utilities	1.2	1.5

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 1.6%
Delphi Automotive PLC	25,387	$ 1,766,427
Gentex Corp.	42,027	1,241,898
Lear Corp.	16,040	1,622,125
		4,630,450
Hotels, Restaurants & Leisure - 0.8%
Carnival Corp. unit	9,994	378,573
McDonald's Corp.	4,241	397,467
Wyndham Worldwide Corp.	21,095	1,707,429
		2,483,469
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	1,850	627,224
Expedia, Inc.	18,407	1,581,161
		2,208,385
Media - 4.1%
CBS Corp. Class B	3,442	204,076
Comcast Corp. Class A	69,153	3,784,744
DIRECTV (a)	4,273	369,401
Starz Series A (a)(e)	51,959	1,625,797
The Walt Disney Co.	42,960	3,861,245
Time Warner Cable, Inc.	2,590	383,139
Time Warner, Inc.	1,230	94,747
Viacom, Inc. Class B (non-vtg.)	23,428	1,901,182
		12,224,331
Multiline Retail - 0.6%
Macy's, Inc.	30,963	1,928,685
Specialty Retail - 2.9%
Bed Bath & Beyond, Inc. (a)(e)	27,692	1,779,488
Best Buy Co., Inc.	7,476	238,410
Foot Locker, Inc.	19,662	1,103,235
Gap, Inc.	35,745	1,649,632
Home Depot, Inc.	39,917	3,732,240
		8,503,005
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	17,522	1,376,353
TOTAL CONSUMER DISCRETIONARY		33,354,678
CONSUMER STAPLES - 8.3%
Beverages - 1.3%
Brown-Forman Corp. Class B (non-vtg.)	389	36,045
Dr. Pepper Snapple Group, Inc.	26,386	1,660,207
PepsiCo, Inc.	10,241	947,190
The Coca-Cola Co.	26,954	1,124,521
		3,767,963
Food & Staples Retailing - 0.5%
CVS Caremark Corp.	9,232	733,482
Wal-Mart Stores, Inc.	8,730	659,115
		1,392,597

	Shares	Value
Food Products - 2.0%
Archer Daniels Midland Co.	41,702	$ 2,079,262
Pilgrims Pride Corp. (a)(e)	51,067	1,525,371
Sanderson Farms, Inc. (e)	6,509	607,420
Tyson Foods, Inc. Class A	43,958	1,673,041
		5,885,094
Household Products - 2.5%
Colgate-Palmolive Co.	35,323	2,286,458
Kimberly-Clark Corp.	73	7,884
Procter & Gamble Co.	62,048	5,156,809
		7,451,151
Tobacco - 2.0%
Altria Group, Inc.	66,452	2,862,752
Lorillard, Inc.	1,061	63,342
Philip Morris International, Inc.	35,823	3,065,732
		5,991,826
TOTAL CONSUMER STAPLES		24,488,631
ENERGY - 12.0%
Energy Equipment & Services - 2.8%
Baker Hughes, Inc.	28,065	1,940,414
Halliburton Co.	34,256	2,316,048
Helmerich & Payne, Inc.	1,477	155,159
National Oilwell Varco, Inc.	857	74,071
Schlumberger Ltd.	34,417	3,773,480
		8,259,172
Oil, Gas & Consumable Fuels - 9.2%
Chevron Corp.	42,078	5,446,997
ConocoPhillips Co.	37,485	3,044,532
EOG Resources, Inc.	22,343	2,455,049
Exxon Mobil Corp.	84,339	8,388,357
Marathon Oil Corp.	1,464	61,034
Marathon Petroleum Corp.	15,764	1,434,682
Occidental Petroleum Corp.	27,006	2,801,332
SM Energy Co.	18,496	1,646,884
Valero Energy Corp.	38,054	2,060,244
		27,339,111
TOTAL ENERGY		35,598,283
FINANCIALS - 14.1%
Banks - 3.9%
Bank of America Corp.	83,201	1,338,704
Citigroup, Inc.	21,861	1,129,121
JPMorgan Chase & Co.	45,351	2,696,117
KeyCorp	70,432	958,580
Wells Fargo & Co.	103,166	5,306,859
		11,429,381
Capital Markets - 3.8%
Franklin Resources, Inc.	31,881	1,801,914
Goldman Sachs Group, Inc.	5,551	994,240
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Lazard Ltd. Class A	28,179	$ 1,540,264
Morgan Stanley	67,242	2,307,073
SEI Investments Co.	42,536	1,611,902
T. Rowe Price Group, Inc.	22,292	1,805,541
Waddell & Reed Financial, Inc. Class A	24,853	1,354,489
		11,415,423
Consumer Finance - 1.4%
American Express Co.	160	14,328
Capital One Financial Corp.	27,176	2,230,063
Discover Financial Services	30,745	1,917,566
		4,161,957
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	24,046	3,300,314
CBOE Holdings, Inc.	20	1,061
McGraw Hill Financial, Inc.	22,056	1,789,403
		5,090,778
Insurance - 2.3%
ACE Ltd.	1,429	151,946
AFLAC, Inc.	30,481	1,866,656
American Financial Group, Inc.	2,114	126,777
MBIA, Inc. (a)	129,450	1,350,164
Progressive Corp.	48,312	1,208,766
The Travelers Companies, Inc.	20,984	1,987,395
		6,691,704
Real Estate Investment Trusts - 1.0%
MFA Financial, Inc.	81,164	685,024
Public Storage	3,350	586,853
Weyerhaeuser Co.	52,958	1,797,924
		3,069,801
TOTAL FINANCIALS		41,859,044
HEALTH CARE - 15.5%
Biotechnology - 4.3%
Alexion Pharmaceuticals, Inc. (a)	1,706	288,809
Amgen, Inc.	16,960	2,363,885
Biogen Idec, Inc. (a)	8,486	2,911,037
Celgene Corp. (a)	19,028	1,808,041
Gilead Sciences, Inc. (a)	40,255	4,330,633
United Therapeutics Corp. (a)	9,039	1,065,065
		12,767,470
Health Care Equipment & Supplies - 1.5%
C.R. Bard, Inc.	11,463	1,701,568
Covidien PLC	4,056	352,182
Edwards Lifesciences Corp. (a)	17,948	1,781,518
Medtronic, Inc.	10,942	698,647
		4,533,915
Health Care Providers & Services - 2.4%
Aetna, Inc.	24,357	2,000,440

	Shares	Value
Cardinal Health, Inc.	46	$ 3,390
UnitedHealth Group, Inc.	33,057	2,865,381
WellPoint, Inc.	18,273	2,128,987
		6,998,198
Pharmaceuticals - 7.3%
AbbVie, Inc.	52,564	2,905,738
Allergan, Inc.	3,102	507,735
Bristol-Myers Squibb Co.	47,146	2,387,945
Eli Lilly & Co.	39,078	2,483,798
Johnson & Johnson	60,465	6,272,034
Merck & Co., Inc.	41,500	2,494,565
Pfizer, Inc.	154,448	4,539,227
		21,591,042
TOTAL HEALTH CARE		45,890,625
INDUSTRIALS - 9.7%
Aerospace & Defense - 3.3%
General Dynamics Corp.	5,092	627,589
Lockheed Martin Corp.	13,372	2,326,728
Northrop Grumman Corp.	15,183	1,931,581
Raytheon Co.	20,658	1,990,192
The Boeing Co.	22,580	2,863,144
United Technologies Corp.	1,150	124,177
		9,863,411
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	20,195	1,965,579
Airlines - 2.0%
Alaska Air Group, Inc.	30,512	1,413,926
Copa Holdings SA Class A	3,834	471,505
Delta Air Lines, Inc.	52,759	2,088,201
Southwest Airlines Co.	61,541	1,969,927
		5,943,559
Industrial Conglomerates - 2.9%
3M Co.	20,139	2,900,016
General Electric Co.	218,179	5,668,290
		8,568,306
Machinery - 0.2%
Allison Transmission Holdings, Inc.	7,430	227,952
Toro Co.	562	34,580
Trinity Industries, Inc. (e)	3,686	178,329
		440,861
Road & Rail - 0.6%
Union Pacific Corp.	17,540	1,846,436
TOTAL INDUSTRIALS		28,628,152
INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 2.6%
Cisco Systems, Inc.	115,164	2,877,948
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc.	59,121	$ 1,371,016
QUALCOMM, Inc.	46,740	3,556,914
		7,805,878
Internet Software & Services - 2.6%
Facebook, Inc. Class A (a)	49,110	3,674,410
Google, Inc.:
Class A (a)	4,620	2,690,503
Class C (a)	2,476	1,415,282
		7,780,195
IT Services - 2.5%
Amdocs Ltd.	31,003	1,460,241
DST Systems, Inc.	16,061	1,490,621
IBM Corp.	8,967	1,724,354
MasterCard, Inc. Class A	14,130	1,071,195
Visa, Inc. Class A	6,891	1,464,475
Xerox Corp.	3,306	45,656
		7,256,542
Semiconductors & Semiconductor Equipment - 4.1%
Avago Technologies Ltd.	23,765	1,950,869
Broadcom Corp. Class A	10,962	431,684
Intel Corp.	126,846	4,429,462
Marvell Technology Group Ltd.	107,982	1,502,030
Micron Technology, Inc. (a)	63,367	2,065,764
Skyworks Solutions, Inc.	28,295	1,603,195
		11,983,004
Software - 3.6%
Microsoft Corp.	152,202	6,914,537
Oracle Corp.	41,469	1,722,208
Symantec Corp.	71,237	1,729,634
Synopsys, Inc. (a)	7,924	324,092
		10,690,471
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	114,523	11,738,602
Hewlett-Packard Co.	72,838	2,767,844
Lexmark International, Inc. Class A	6,426	324,899
NetApp, Inc.	44,116	1,859,931
		16,691,276
TOTAL INFORMATION TECHNOLOGY		62,207,366
MATERIALS - 2.6%
Chemicals - 2.6%
International Flavors & Fragrances, Inc.	16,254	1,651,244
LyondellBasell Industries NV Class A	21,060	2,408,211
PPG Industries, Inc.	2,152	443,011
The Dow Chemical Co.	28,718	1,537,849

	Shares	Value
The Mosaic Co.	18,172	$ 867,895
Westlake Chemical Corp.	7,511	729,543
		7,637,753
Containers & Packaging - 0.0%
Ball Corp.	817	52,370
TOTAL MATERIALS		7,690,123
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	127,312	4,450,828
Verizon Communications, Inc.	97,471	4,856,005
		9,306,833
UTILITIES - 1.2%
Electric Utilities - 0.6%
Entergy Corp.	21,692	1,679,178
Multi-Utilities - 0.6%
Public Service Enterprise Group, Inc.	47,239	1,766,266
TOTAL UTILITIES		3,445,444
TOTAL COMMON STOCKS (Cost $240,868,491)		292,469,179
Money Market Funds - 2.4%

Dreyfus Cash Management Institutional Shares, 0.10% (c)	2,333,985	2,333,985
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(d)	4,673,275	4,673,275
TOTAL MONEY MARKET FUNDS (Cost $7,007,260)		7,007,260
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $247,875,751)		299,476,439
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(3,164,789)
NET ASSETS - 100%		$ 296,311,650
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
37 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2014	$ 3,702,590	$ 70,254

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 4,898
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 70,254	$ -
Total Value of Derivatives	$ 70,254	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,566,340) - See accompanying schedule: Unaffiliated issuers (cost $240,868,491)	$ 292,469,179
Fidelity Central Funds (cost $7,007,260)	7,007,260
Total Investments (cost $247,875,751)		$ 299,476,439
Segregated cash with brokers for derivative instruments		151,800
Receivable for investments sold		4,310,909
Receivable for fund shares sold		929,228
Dividends receivable		668,445
Interest receivable		53
Distributions receivable from Fidelity Central Funds		203
Receivable for daily variation margin for derivative instruments		7,885
Total assets		305,544,962

Liabilities
Payable for investments purchased	$ 4,084,345
Payable for fund shares redeemed	367,645
Accrued management fee	72,031
Other affiliated payables	36,016
Collateral on securities loaned, at value	4,673,275
Total liabilities		9,233,312

Net Assets		$ 296,311,650
Net Assets consist of:
Paid in capital		$ 240,646,580
Undistributed net investment income		3,189,135
Accumulated undistributed net realized gain (loss) on investments		804,993
Net unrealized appreciation (depreciation) on investments		51,670,942
Net Assets, for 24,267,711 shares outstanding		$ 296,311,650
Net Asset Value, offering price and redemption price per share ($296,311,650 ÷ 24,267,711 shares)		$ 12.21

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 4,103,473
Interest		1,047
Income from Fidelity Central Funds		4,898
Total income		4,109,418

Expenses
Management fee	$ 615,545
Transfer agent fees	295,804
Independent trustees' compensation	2,503
Miscellaneous	362
Total expenses before reductions	914,214
Expense reductions	(36)	914,178
Net investment income (loss)		3,195,240
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,165,928
Futures contracts	553,579
Total net realized gain (loss)		19,719,507
Change in net unrealized appreciation (depreciation) on: Investment securities	15,265,847
Futures contracts	(134,787)
Total change in net unrealized appreciation (depreciation)		15,131,060
Net gain (loss)		34,850,567
Net increase (decrease) in net assets resulting from operations		$ 38,045,807

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,195,240	$ 3,926,816
Net realized gain (loss)	19,719,507	20,025,727
Change in net unrealized appreciation (depreciation)	15,131,060	24,850,763
Net increase (decrease) in net assets resulting from operations	38,045,807	48,803,306
Distributions to shareholders from net investment income	(1,040,494)	(3,668,730)
Distributions to shareholders from net realized gain	(5,562,638)	(26,223,165)
Total distributions	(6,603,132)	(29,891,895)
Share transactions Proceeds from sales of shares	87,784,925	343,600,256
Reinvestment of distributions	6,271,213	27,812,729
Cost of shares redeemed	(270,960,362)	(157,226,426)
Net increase (decrease) in net assets resulting from share transactions	(176,904,224)	214,186,559
Total increase (decrease) in net assets	(145,461,549)	233,097,970

Net Assets
Beginning of period	441,773,199	208,675,229
End of period (including undistributed net investment income of $3,189,135 and undistributed net investment income of $1,034,389, respectively)	$ 296,311,650	$ 441,773,199
Other Information Shares
Sold	7,584,964	30,726,909
Issued in reinvestment of distributions	577,460	2,592,207
Redeemed	(22,990,351)	(13,726,993)
Net increase (decrease)	(14,827,927)	19,592,123

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.30	$ 10.70	$ 9.68	$ 9.09	$ 7.69	$ 5.27
Income from Investment Operations
Net investment income (loss) D	.09	.19	.21	.14	.13	.12
Net realized and unrealized gain (loss)	.99	2.45	1.03	.48	1.42	2.43
Total from investment operations	1.08	2.64	1.24	.62	1.55	2.55
Distributions from net investment income	(.03)	(.27)	(.18)	(.03)	(.15)	(.13)
Distributions from net realized gain	(.14)	(1.77)	(.05)	-	-	-
Total distributions	(.17)	(2.04)	(.22) I	(.03)	(.15)	(.13)
Net asset value, end of period	$ 12.21	$ 11.30	$ 10.70	$ 9.68	$ 9.09	$ 7.69
Total Return B, C	9.69%	26.44%	13.03%	6.78%	20.25%	48.52%
Ratios to Average Net Assets E, G
Expenses before reductions	.44% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.44% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.44% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.55% A	1.67%	2.08%	1.53%	1.58%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 296,312	$ 441,773	$ 208,675	$ 262,225	$ 968,646	$ 1,006,185
Portfolio turnover rate F	103% A	125%	85%	104%	64%	60% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. ITotal distributions of $0.22 per share is comprised of distributions from net investment income of $0.175 and distributions from net realized gain of $.049 per share. JReflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
HCA Holdings, Inc.	0.9	0.0
Cigna Corp.	0.9	0.0
Illumina, Inc.	0.9	0.0
Southwest Airlines Co.	0.9	0.8
Cardinal Health, Inc.	0.9	0.9
Macy's, Inc.	0.9	0.9
Avago Technologies Ltd.	0.9	0.1
Western Digital Corp.	0.9	0.8
McGraw Hill Financial, Inc.	0.8	0.8
Dollar General Corp.	0.8	0.8
	8.8
Market Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.1	19.0
Information Technology	16.2	15.6
Consumer Discretionary	16.2	17.5
Health Care	12.7	11.2
Industrials	12.3	15.2
Consumer Staples	6.6	7.1
Materials	6.2	4.9
Energy	6.2	4.7
Utilities	3.9	3.8
Telecommunication Services	0.4	0.0

Semiannual Report

Fidelity Mid Cap Enhanced Index Fund

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 16.2%
Auto Components - 1.8%
Delphi Automotive PLC	23,227	$ 1,616,135
Gentex Corp.	71,153	2,102,571
Lear Corp.	24,290	2,456,448
TRW Automotive Holdings Corp. (a)	2,451	236,007
		6,411,161
Diversified Consumer Services - 0.3%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	7,884	218,939
DeVry, Inc.	20,000	858,600
		1,077,539
Hotels, Restaurants & Leisure - 1.8%
ARAMARK Holdings Corp.	10,797	279,642
Chipotle Mexican Grill, Inc. (a)	4,412	2,994,204
Hilton Worldwide Holdings, Inc.	36,326	919,774
Wyndham Worldwide Corp.	30,689	2,483,968
		6,677,588
Internet & Catalog Retail - 1.0%
Expedia, Inc.	26,114	2,243,193
Liberty Interactive Corp. (Venture Group) Series A (a)	21,752	828,534
Liberty TripAdvisor Holdings, Inc. (a)	21,752	778,069
		3,849,796
Leisure Products - 0.6%
Polaris Industries, Inc.	15,315	2,226,495
Media - 1.6%
Morningstar, Inc.	11,608	797,237
Omnicom Group, Inc.	22,778	1,640,244
Starz Series A (a)	68,280	2,136,481
Viacom, Inc. Class B (non-vtg.)	15,083	1,223,985
		5,797,947
Multiline Retail - 2.1%
Dillard's, Inc. Class A (e)	11,326	1,294,788
Dollar General Corp. (a)	47,454	3,036,581
Family Dollar Stores, Inc.	1,248	99,628
Macy's, Inc.	50,818	3,165,453
		7,596,450
Specialty Retail - 4.5%
Bed Bath & Beyond, Inc. (a)(e)	39,905	2,564,295
Best Buy Co., Inc.	73,496	2,343,787
Dick's Sporting Goods, Inc.	21,578	972,520
Foot Locker, Inc.	40,858	2,292,542
GameStop Corp. Class A	24,342	1,027,232
Gap, Inc.	57,493	2,653,302
GNC Holdings, Inc.	39,800	1,510,410
Murphy U.S.A., Inc. (a)	4,454	242,609
O'Reilly Automotive, Inc. (a)	16,912	2,637,934
		16,244,631
Textiles, Apparel & Luxury Goods - 2.5%
Fossil Group, Inc. (a)	20,228	2,048,894

	Shares	Value
Hanesbrands, Inc.	24,144	$ 2,479,106
Michael Kors Holdings Ltd. (a)	27,613	2,212,354
VF Corp.	36,676	2,351,665
		9,092,019
TOTAL CONSUMER DISCRETIONARY		58,973,626
CONSUMER STAPLES - 6.6%
Beverages - 2.6%
Brown-Forman Corp. Class B (non-vtg.)	15,716	1,456,245
Coca-Cola Enterprises, Inc.	21,787	1,040,983
Constellation Brands, Inc. Class A (sub. vtg.) (a)	25,143	2,189,704
Dr. Pepper Snapple Group, Inc.	39,873	2,508,809
Molson Coors Brewing Co. Class B	22,881	1,692,050
Monster Beverage Corp. (a)	4,262	376,803
		9,264,594
Food & Staples Retailing - 0.2%
Rite Aid Corp. (a)	119,019	740,298
Safeway, Inc.	2,852	99,193
		839,491
Food Products - 3.3%
Archer Daniels Midland Co.	35,530	1,771,526
Hormel Foods Corp.	10,482	531,228
Ingredion, Inc.	8,858	706,514
Mead Johnson Nutrition Co. Class A	24,749	2,366,004
Pilgrims Pride Corp. (a)(e)	65,718	1,962,997
The J.M. Smucker Co.	4,492	460,879
Tyson Foods, Inc. Class A	64,180	2,442,691
WhiteWave Foods Co. (a)	53,969	1,889,994
		12,131,833
Household Products - 0.1%
Church & Dwight Co., Inc.	7,284	497,060
Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A	6,623	296,181
Tobacco - 0.3%
Lorillard, Inc.	14,972	893,828
TOTAL CONSUMER STAPLES		23,922,987
ENERGY - 6.2%
Energy Equipment & Services - 3.5%
Baker Hughes, Inc.	25,540	1,765,836
Dril-Quip, Inc. (a)	16,955	1,720,424
Helmerich & Payne, Inc.	23,193	2,436,425
Nabors Industries Ltd.	42,933	1,168,207
Patterson-UTI Energy, Inc.	62,132	2,146,039
RPC, Inc.	81,359	1,852,544
Seadrill Ltd.	1,600	59,600
Unit Corp. (a)	26,180	1,722,906
		12,871,981
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.7%
Chesapeake Energy Corp.	3,717	$ 101,102
Cimarex Energy Co.	10,703	1,553,647
Kosmos Energy Ltd. (a)	9,878	98,978
Marathon Petroleum Corp.	15,149	1,378,710
SM Energy Co.	26,682	2,375,765
Southwestern Energy Co. (a)	57,932	2,385,640
Valero Energy Corp.	33,823	1,831,177
		9,725,019
TOTAL ENERGY		22,597,000
FINANCIALS - 18.1%
Banks - 1.5%
Fifth Third Bancorp	97,255	1,984,488
KeyCorp	138,097	1,879,500
Regions Financial Corp.	171,378	1,739,487
		5,603,475
Capital Markets - 3.8%
Affiliated Managers Group, Inc. (a)	11,534	2,435,404
Artisan Partners Asset Management, Inc.	33,495	1,858,303
Franklin Resources, Inc.	1,841	104,053
Lazard Ltd. Class A	42,646	2,331,030
SEI Investments Co.	59,974	2,272,715
T. Rowe Price Group, Inc.	37,149	3,008,883
Waddell & Reed Financial, Inc. Class A	34,270	1,867,715
		13,878,103
Consumer Finance - 1.0%
Capital One Financial Corp.	18,247	1,497,349
Discover Financial Services	13,230	825,155
Navient Corp.	56,251	1,009,143
Santander Consumer U.S.A. Holdings, Inc.	21,907	407,908
		3,739,555
Diversified Financial Services - 2.1%
CBOE Holdings, Inc.	29,404	1,559,147
McGraw Hill Financial, Inc.	37,487	3,041,320
Moody's Corp.	29,908	2,798,492
MSCI, Inc. Class A (a)	872	40,234
Voya Financial, Inc.	2,944	115,081
		7,554,274
Insurance - 3.3%
Allied World Assurance Co.	12,360	457,196
American International Group, Inc. warrants 1/19/21 (a)	574	14,758
Aspen Insurance Holdings Ltd.	12,306	523,251
Axis Capital Holdings Ltd.	14,315	690,269
Endurance Specialty Holdings Ltd.	7,781	451,843
Erie Indemnity Co. Class A	2,356	180,258
HCC Insurance Holdings, Inc.	18,148	909,941
MBIA, Inc. (a)	186,568	1,945,904

	Shares	Value
PartnerRe Ltd.	18,239	$ 2,037,114
Progressive Corp.	104,324	2,610,186
The Travelers Companies, Inc.	549	51,996
Unum Group	48,841	1,771,463
W.R. Berkley Corp.	6,033	291,696
		11,935,875
Real Estate Investment Trusts - 6.4%
American Capital Agency Corp.	19,999	472,976
Annaly Capital Management, Inc.	207,174	2,465,371
Chimera Investment Corp.	279,287	924,440
Corrections Corp. of America	47,523	1,693,720
Equity Lifestyle Properties, Inc.	39,816	1,819,193
Extra Space Storage, Inc.	33,338	1,756,913
General Growth Properties, Inc.	47,021	1,155,306
Healthcare Trust of America, Inc.	26,601	331,182
Hospitality Properties Trust (SBI)	66,421	1,954,770
Host Hotels & Resorts, Inc.	123,271	2,813,044
MFA Financial, Inc.	226,902	1,915,053
Public Storage	8,598	1,506,198
Rayonier, Inc.	11,367	389,547
Starwood Property Trust, Inc.	53,634	1,279,171
UDR, Inc.	3,198	95,684
Weyerhaeuser Co.	84,083	2,854,618
		23,427,186
TOTAL FINANCIALS		66,138,468
HEALTH CARE - 12.7%
Biotechnology - 1.1%
Alexion Pharmaceuticals, Inc. (a)	8,956	1,516,161
United Therapeutics Corp. (a)(e)	22,741	2,679,572
		4,195,733
Health Care Equipment & Supplies - 3.7%
Boston Scientific Corp. (a)	76,244	966,774
C.R. Bard, Inc.	16,653	2,471,971
CareFusion Corp. (a)	38,661	1,774,927
Edwards Lifesciences Corp. (a)	25,726	2,553,563
Hill-Rom Holdings, Inc.	18,068	791,559
IDEXX Laboratories, Inc. (a)	16,048	1,989,471
St. Jude Medical, Inc.	43,268	2,837,948
		13,386,213
Health Care Providers & Services - 6.1%
Aetna, Inc.	13,216	1,085,430
Cardinal Health, Inc.	43,370	3,196,369
Centene Corp. (a)	27,569	2,153,966
Cigna Corp.	33,891	3,206,089
HCA Holdings, Inc. (a)	46,553	3,250,333
Health Net, Inc. (a)	44,072	2,080,198
Humana, Inc.	22,083	2,842,965
Laboratory Corp. of America Holdings (a)	10,931	1,172,131
Quest Diagnostics, Inc.	30	1,896
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
VCA Antech, Inc. (a)	32,769	$ 1,335,337
WellPoint, Inc.	15,316	1,784,467
		22,109,181
Life Sciences Tools & Services - 1.1%
Charles River Laboratories International, Inc. (a)	12,079	713,869
Illumina, Inc. (a)(e)	17,852	3,201,935
		3,915,804
Pharmaceuticals - 0.7%
Mallinckrodt PLC (a)	31,733	2,585,922
TOTAL HEALTH CARE		46,192,853
INDUSTRIALS - 12.3%
Aerospace & Defense - 2.2%
BE Aerospace, Inc. (a)	21,741	1,842,332
Hexcel Corp. (a)	11,986	493,703
Huntington Ingalls Industries, Inc.	21,418	2,186,992
L-3 Communications Holdings, Inc.	15,407	1,694,000
Northrop Grumman Corp.	3,251	413,592
Raytheon Co.	13,294	1,280,744
		7,911,363
Airlines - 2.7%
Alaska Air Group, Inc.	46,486	2,154,161
Copa Holdings SA Class A	12,875	1,583,368
Delta Air Lines, Inc.	47,337	1,873,598
Southwest Airlines Co.	99,856	3,196,391
Spirit Airlines, Inc. (a)	12,262	863,122
		9,670,640
Building Products - 0.1%
A.O. Smith Corp.	5,663	277,940
Lennox International, Inc.	1,076	90,126
		368,066
Commercial Services & Supplies - 0.7%
ADT Corp. (e)	42,089	1,551,401
Cintas Corp. (e)	3,469	229,440
Pitney Bowes, Inc.	27,652	748,263
		2,529,104
Electrical Equipment - 1.0%
AMETEK, Inc.	35,105	1,858,459
Rockwell Automation, Inc.	16,915	1,972,458
		3,830,917
Industrial Conglomerates - 0.1%
Roper Industries, Inc.	3,379	508,742
Machinery - 4.4%
Allison Transmission Holdings, Inc.	65,294	2,003,220
Graco, Inc.	18,844	1,448,350
IDEX Corp.	20,893	1,607,507

	Shares	Value
Lincoln Electric Holdings, Inc.	25,133	$ 1,786,956
Oshkosh Truck Corp.	5,983	297,235
Parker Hannifin Corp.	4,235	489,143
Snap-On, Inc.	17,197	2,148,765
Toro Co.	30,917	1,902,323
Trinity Industries, Inc. (e)	49,101	2,375,506
WABCO Holdings, Inc. (a)	19,450	2,007,240
		16,066,245
Marine - 0.0%
Kirby Corp. (a)	531	63,343
Professional Services - 0.8%
Manpower, Inc.	25,758	1,998,306
Robert Half International, Inc.	14,034	704,647
Verisk Analytics, Inc. (a)	3,892	249,827
		2,952,780
Road & Rail - 0.3%
AMERCO	829	230,304
Landstar System, Inc.	1,640	111,299
Old Dominion Freight Lines, Inc. (a)	9,951	663,433
		1,005,036
TOTAL INDUSTRIALS		44,906,236
INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 2.4%
Brocade Communications Systems, Inc.	191,115	2,016,263
CommScope Holding Co., Inc.	17,877	460,512
F5 Networks, Inc. (a)(e)	18,760	2,329,804
Harris Corp.	22,517	1,607,489
Juniper Networks, Inc.	101,676	2,357,866
		8,771,934
Electronic Equipment & Components - 1.1%
CDW Corp.	45,345	1,498,199
Ingram Micro, Inc. Class A (a)	34,743	1,001,641
Zebra Technologies Corp. Class A (a)	17,325	1,351,870
		3,851,710
IT Services - 4.3%
Alliance Data Systems Corp. (a)	1,640	434,010
Amdocs Ltd.	46,457	2,188,125
Booz Allen Hamilton Holding Corp. Class A	69,939	1,551,247
Computer Sciences Corp.	35,071	2,096,895
DST Systems, Inc.	21,063	1,954,857
Genpact Ltd. (a)	30,403	529,012
Jack Henry & Associates, Inc.	29,792	1,722,276
Paychex, Inc.	59,176	2,464,680
Xerox Corp.	196,535	2,714,148
		15,655,250
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	17,942	917,195
Avago Technologies Ltd.	38,498	3,160,301
Marvell Technology Group Ltd.	153,601	2,136,590
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. (a)	54,934	$ 1,790,848
NVIDIA Corp.	123,259	2,397,388
ON Semiconductor Corp. (a)	21,013	205,087
Skyworks Solutions, Inc.	45,322	2,567,945
		13,175,354
Software - 2.4%
Activision Blizzard, Inc.	80,207	1,888,073
Aspen Technology, Inc. (a)	35,660	1,465,269
Intuit, Inc.	4,304	358,007
Symantec Corp.	115,944	2,815,120
Synopsys, Inc. (a)	52,567	2,149,990
		8,676,459
Technology Hardware, Storage & Peripherals - 2.4%
Lexmark International, Inc. Class A	8,102	409,637
NetApp, Inc.	65,863	2,776,784
SanDisk Corp.	27,160	2,660,594
Western Digital Corp.	29,990	3,089,270
		8,936,285
TOTAL INFORMATION TECHNOLOGY		59,066,992
MATERIALS - 6.2%
Chemicals - 4.4%
Celanese Corp. Class A	22,978	1,437,044
CF Industries Holdings, Inc.	85	21,902
Eastman Chemical Co.	22,723	1,873,966
International Flavors & Fragrances, Inc.	22,193	2,254,587
LyondellBasell Industries NV Class A	17,101	1,955,499
NewMarket Corp.	4,007	1,630,408
Sigma Aldrich Corp.	19,182	1,994,928
The Mosaic Co.	53,166	2,539,208
The Scotts Miracle-Gro Co. Class A	3,828	220,990
Westlake Chemical Corp.	22,676	2,202,520
		16,131,052
Containers & Packaging - 1.0%
Avery Dennison Corp.	1,431	68,874
Ball Corp.	34,473	2,209,719
Graphic Packaging Holding Co. (a)	3,431	43,882
Packaging Corp. of America	17,397	1,182,822
		3,505,297
Metals & Mining - 0.8%
Compass Minerals International, Inc.	14,004	1,247,336

	Shares	Value
Reliance Steel & Aluminum Co.	5,230	$ 365,682
Steel Dynamics, Inc.	61,598	1,431,538
		3,044,556
TOTAL MATERIALS		22,680,905
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. (a)	31,734	1,426,761
UTILITIES - 3.9%
Electric Utilities - 0.8%
Edison International	4,795	283,576
Entergy Corp.	31,885	2,468,218
Pepco Holdings, Inc.	1,262	34,781
		2,786,575
Gas Utilities - 0.8%
AGL Resources, Inc.	30,032	1,601,006
UGI Corp.	29,007	1,536,791
		3,137,797
Multi-Utilities - 1.8%
Ameren Corp.	35,251	1,409,687
DTE Energy Co.	8,966	701,590
Public Service Enterprise Group, Inc.	77,305	2,890,434
Vectren Corp.	3,813	157,210
Wisconsin Energy Corp.	28,243	1,280,255
		6,439,176
Water Utilities - 0.5%
American Water Works Co., Inc.	36,377	1,841,040
TOTAL UTILITIES		14,204,588
TOTAL COMMON STOCKS (Cost $310,915,364)		360,110,416
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% 3/5/15 (f) (Cost $299,918)	$ 300,000	299,927
Money Market Funds - 4.8%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	3,123,828	$ 3,123,828
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(d)	14,419,002	14,419,002
TOTAL MONEY MARKET FUNDS (Cost $17,542,830)		17,542,830
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $328,758,112)		377,953,173
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(13,539,239)
NET ASSETS - 100%		$ 364,413,934
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
28 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2014	$ 4,023,880	$ 121,934

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $179,956.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 12,141
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 58,973,626	$ 58,973,626	$ -	$ -
Consumer Staples	23,922,987	23,922,987	-	-
Energy	22,597,000	22,597,000	-	-
Financials	66,138,468	66,138,468	-	-
Health Care	46,192,853	46,192,853	-	-
Industrials	44,906,236	44,906,236	-	-
Information Technology	59,066,992	59,066,992	-	-
Materials	22,680,905	22,680,905	-	-
Telecommunication Services	1,426,761	1,426,761	-	-
Utilities	14,204,588	14,204,588	-	-
U.S. Government and Government Agency Obligations	299,927	-	299,927	-
Money Market Funds	17,542,830	17,542,830	-	-
Total Investments in Securities:	$ 377,953,173	$ 377,653,246	$ 299,927	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 121,934	$ 121,934	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 121,934	$ -
Total Value of Derivatives	$ 121,934	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,224,576) - See accompanying schedule: Unaffiliated issuers (cost $311,215,282)	$ 360,410,343
Fidelity Central Funds (cost $17,542,830)	17,542,830
Total Investments (cost $328,758,112)		$ 377,953,173
Receivable for investments sold		896,550
Receivable for fund shares sold		1,115,929
Dividends receivable		404,647
Interest receivable		149
Distributions receivable from Fidelity Central Funds		1,529
Receivable for daily variation margin for derivative instruments		14,362
Total assets		380,386,339

Liabilities
Payable to custodian bank	$ 803,436
Payable for fund shares redeemed	574,720
Accrued management fee	131,434
Other affiliated payables	43,813
Collateral on securities loaned, at value	14,419,002
Total liabilities		15,972,405

Net Assets		$ 364,413,934
Net Assets consist of:
Paid in capital		$ 298,788,005
Undistributed net investment income		1,468,140
Accumulated undistributed net realized gain (loss) on investments		14,840,794
Net unrealized appreciation (depreciation) on investments		49,316,995
Net Assets, for 26,609,260 shares outstanding		$ 364,413,934
Net Asset Value, offering price and redemption price per share ($364,413,934 ÷ 26,609,260 shares)		$ 13.70

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 2,383,576
Interest		1,217
Income from Fidelity Central Funds		12,141
Total income		2,396,934

Expenses
Management fee	$ 687,304
Transfer agent fees	229,651
Independent trustees' compensation	1,650
Miscellaneous	238
Total expenses before reductions	918,843
Expense reductions	(20)	918,823
Net investment income (loss)		1,478,111
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,155,986
Futures contracts	496,289
Total net realized gain (loss)		15,652,275
Change in net unrealized appreciation (depreciation) on: Investment securities	3,638,245
Futures contracts	80,704
Total change in net unrealized appreciation (depreciation)		3,718,949
Net gain (loss)		19,371,224
Net increase (decrease) in net assets resulting from operations		$ 20,849,335

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,478,111	$ 2,902,316
Net realized gain (loss)	15,652,275	28,115,740
Change in net unrealized appreciation (depreciation)	3,718,949	31,353,040
Net increase (decrease) in net assets resulting from operations	20,849,335	62,371,096
Distributions to shareholders from net investment income	(378,937)	(2,628,221)
Distributions to shareholders from net realized gain	(14,359,728)	(11,600,638)
Total distributions	(14,738,665)	(14,228,859)
Share transactions Proceeds from sales of shares	132,020,799	215,726,408
Reinvestment of distributions	14,078,956	13,509,070
Cost of shares redeemed	(59,477,441)	(133,847,136)
Net increase (decrease) in net assets resulting from share transactions	86,622,314	95,388,342
Redemption fees	6,598	13,605
Total increase (decrease) in net assets	92,739,582	143,544,184

Net Assets
Beginning of period	271,674,352	128,130,168
End of period (including undistributed net investment income of $1,468,140 and undistributed net investment income of $368,966, respectively)	$ 364,413,934	$ 271,674,352
Other Information Shares
Sold	9,965,573	17,672,910
Issued in reinvestment of distributions	1,139,996	1,086,837
Redeemed	(4,472,478)	(10,461,161)
Net increase (decrease)	6,633,091	8,298,586

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.60	$ 10.97	$ 9.79	$ 10.28	$ 8.33	$ 5.12
Income from Investment Operations
Net investment income (loss) D	.06	.15	.18	.10	.10	.09
Net realized and unrealized gain (loss)	.78	3.17	1.30	.05	2.30	3.20
Total from investment operations	.84	3.32	1.48	.15	2.40	3.29
Distributions from net investment income	(.02)	(.12)	(.17)	(.07)	(.10)	(.08)
Distributions from net realized gain	(.72)	(.57)	(.13)	(.58)	(.35)	-
Total distributions	(.74)	(.69)	(.30)	(.64) J	(.45)	(.08)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.70	$ 13.60	$ 10.97	$ 9.79	$ 10.28	$ 8.33
Total Return B, C	6.76%	30.97%	15.57%	1.91%	29.44%	64.37%
Ratios to Average Net Assets E, G
Expenses before reductions	.60% A	.60%	.60%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.60% A	.60%	.60%	.60%	.60%	.60%
Expenses net of all reductions	.60% A	.60%	.60%	.60%	.60%	.60%
Net investment income (loss)	.96% A	1.24%	1.80%	1.03%	1.16%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 364,414	$ 271,674	$ 128,130	$ 79,061	$ 62,104	$ 33,617
Portfolio turnover rate F	107% A	128%	99%	92%	59%	80% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. IAmount represents less than $.01 per share. JTotal distributions of $.64 per share is comprised of distributions from net investment income of $.069 and distributions from net realized gain of $.575 per share. KReflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Small Cap Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Graphic Packaging Holding Co.	0.8	0.6
RF Micro Devices, Inc.	0.8	0.0
Team Health Holdings, Inc.	0.7	0.7
TreeHouse Foods, Inc.	0.7	0.5
Dynegy, Inc.	0.7	0.0
Dana Holding Corp.	0.7	0.7
RLJ Lodging Trust	0.7	0.6
Aspen Technology, Inc.	0.7	0.8
Strategic Hotel & Resorts, Inc.	0.7	0.0
Fairchild Semiconductor International, Inc.	0.7	0.0
	7.2
Market Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.8	20.5
Information Technology	18.6	19.4
Health Care	15.0	15.7
Industrials	14.4	15.7
Consumer Discretionary	11.0	11.0
Energy	7.8	4.8
Materials	4.3	4.5
Consumer Staples	3.1	4.7
Utilities	1.8	1.2
Telecommunication Services	0.6	0.7

Semiannual Report

Fidelity Small Cap Enhanced Index Fund

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 3.3%
Cooper Tire & Rubber Co.	29,380	$ 905,785
Dana Holding Corp.	124,140	2,883,772
Dorman Products, Inc. (a)(e)	27,286	1,223,231
Drew Industries, Inc.	16,022	711,217
Gentherm, Inc. (a)(e)	51,136	2,497,994
Remy International, Inc.	22,622	499,946
Standard Motor Products, Inc.	13,619	512,211
Stoneridge, Inc. (a)	2,105	26,228
Tenneco, Inc. (a)	29,779	1,908,238
Tower International, Inc. (a)	62,643	2,100,420
		13,269,042
Automobiles - 0.3%
Winnebago Industries, Inc. (a)(e)	49,475	1,223,517
Distributors - 0.1%
VOXX International Corp. (a)	31,162	308,504
Diversified Consumer Services - 0.9%
Grand Canyon Education, Inc. (a)	7,705	333,164
ITT Educational Services, Inc. (a)(e)	95,036	801,153
K12, Inc. (a)(e)	14,546	273,901
LifeLock, Inc. (a)(e)	142,098	2,105,892
Steiner Leisure Ltd. (a)	1,642	69,818
		3,583,928
Hotels, Restaurants & Leisure - 2.5%
Bloomin' Brands, Inc. (a)	13,852	230,497
Buffalo Wild Wings, Inc. (a)(e)	17,349	2,563,315
DineEquity, Inc.	3,113	259,002
Interval Leisure Group, Inc.	4,500	97,290
Jack in the Box, Inc.	38,218	2,272,060
Marriott Vacations Worldwide Corp. (a)	41,057	2,446,587
Multimedia Games Holding Co., Inc. (a)	51,447	1,430,741
Papa John's International, Inc.	9,954	394,178
Ruth's Hospitality Group, Inc.	44,467	495,807
Texas Roadhouse, Inc. Class A	4,842	128,749
		10,318,226
Household Durables - 1.0%
Flexsteel Industries, Inc.	35,548	1,245,602
Helen of Troy Ltd. (a)	5,381	313,282
La-Z-Boy, Inc.	43,329	924,641
Skullcandy, Inc. (a)	171,450	1,421,321
Universal Electronics, Inc. (a)	6,765	369,843
		4,274,689
Internet & Catalog Retail - 0.0%
NutriSystem, Inc.	5,353	87,361
Leisure Products - 0.0%
Malibu Boats, Inc. Class A (a)	4,865	101,241
Nautilus, Inc. (a)	3,848	45,483
		146,724

	Shares	Value
Media - 0.7%
A.H. Belo Corp. Class A	12,994	$ 149,691
E.W. Scripps Co. Class A (a)(e)	56,774	1,076,435
Entravision Communication Corp. Class A	280,828	1,286,192
Global Sources Ltd. (a)(e)	49,274	351,324
Saga Communications, Inc. Class A	800	30,424
		2,894,066
Multiline Retail - 0.4%
Burlington Stores, Inc. (e)	42,275	1,507,949
Specialty Retail - 0.9%
Big 5 Sporting Goods Corp.	102,039	1,040,798
Brown Shoe Co., Inc.	7,376	220,100
Citi Trends, Inc. (a)	6,585	153,167
Finish Line, Inc. Class A	20,907	619,474
Haverty Furniture Companies, Inc.	8,444	196,492
Outerwall, Inc. (a)	1,590	93,699
The Cato Corp. Class A (sub. vtg.)	16,220	562,347
The Children's Place Retail Stores, Inc. (e)	13,137	706,245
		3,592,322
Textiles, Apparel & Luxury Goods - 0.9%
Movado Group, Inc.	17,881	663,922
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	44,956	2,624,082
Steven Madden Ltd. (a)	6,677	226,951
Unifi, Inc. (a)	1,000	28,510
		3,543,465
TOTAL CONSUMER DISCRETIONARY		44,749,793
CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 0.5%
Andersons, Inc.	30,139	2,072,659
Weis Markets, Inc.	2,014	86,501
		2,159,160
Food Products - 2.2%
Cal-Maine Foods, Inc.	24,650	1,950,062
J&J Snack Foods Corp.	1,745	165,269
Omega Protein Corp. (a)	82,887	1,249,107
Sanderson Farms, Inc. (e)	26,314	2,455,622
Seneca Foods Corp. Class A (a)	6,141	185,274
TreeHouse Foods, Inc. (a)	35,466	2,926,654
		8,931,988
Household Products - 0.3%
Orchids Paper Products Co.	14,387	400,246
WD-40 Co.	13,138	902,581
		1,302,827
Personal Products - 0.1%
Nature's Sunshine Products, Inc.	1,213	19,954
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Nutraceutical International Corp. (a)	1,722	$ 41,741
USANA Health Sciences, Inc. (a)(e)	1,362	99,467
		161,162
TOTAL CONSUMER STAPLES		12,555,137
ENERGY - 7.8%
Energy Equipment & Services - 3.2%
Basic Energy Services, Inc. (a)(e)	78,242	1,894,239
Dril-Quip, Inc. (a)	19,030	1,930,974
Exterran Holdings, Inc. (e)	29,240	1,363,461
Geospace Technologies Corp. (a)	6,430	264,402
Gulf Island Fabrication, Inc.	6,268	132,067
Helix Energy Solutions Group, Inc. (a)	12,118	331,064
Matrix Service Co. (a)	67,762	1,911,566
Pioneer Energy Services Corp. (a)	148,763	2,287,975
RigNet, Inc. (a)	9,493	443,038
Tesco Corp.	89,145	1,891,657
Willbros Group, Inc. (a)	35,339	386,609
		12,837,052
Oil, Gas & Consumable Fuels - 4.6%
Abraxas Petroleum Corp. (a)	388,824	2,297,950
Adams Resources & Energy, Inc.	445	29,188
Athlon Energy, Inc.	40,593	1,889,198
Callon Petroleum Co. (a)	127,841	1,371,734
Clayton Williams Energy, Inc. (a)(e)	11,909	1,410,502
Comstock Resources, Inc.	39,998	975,151
CVR Energy, Inc. (e)	8,615	427,562
Delek U.S. Holdings, Inc.	13,725	480,101
Evolution Petroleum Corp.	8,898	89,247
Green Plains, Inc.	56,307	2,516,360
Kodiak Oil & Gas Corp. (a)	37,124	604,007
Pacific Ethanol, Inc. (a)	73,218	1,692,068
Panhandle Royalty Co. Class A	6,786	415,100
Renewable Energy Group, Inc. (a)(e)	87,208	1,060,449
Rex American Resources Corp. (a)	22,893	2,445,659
Warren Resources, Inc. (a)	76,834	495,579
Western Refining, Inc.	7,567	352,093
		18,551,948
TOTAL ENERGY		31,389,000
FINANCIALS - 20.8%
Banks - 4.9%
Ameris Bancorp	10,350	236,912
BancFirst Corp.	1,850	117,734
Banner Bank	10,998	433,101
BNC Bancorp	8,737	148,354
Central Pacific Financial Corp.	42,548	747,994
Chemical Financial Corp.	11,333	321,517

	Shares	Value
Customers Bancorp, Inc. (e)	35,249	$ 654,926
Eagle Bancorp, Inc. (a)	9,624	322,693
First Bancorp, North Carolina	11,039	196,163
First Bancorp, Puerto Rico (a)	149,803	780,474
First Interstate Bancsystem, Inc.	34,754	921,676
First Merchants Corp.	37,061	756,415
Flushing Financial Corp.	8,361	161,367
Hanmi Financial Corp.	17,573	361,125
Home Bancshares, Inc.	8,868	263,823
HomeTrust Bancshares, Inc. (a)	2,240	33,779
Independent Bank Group, Inc.	1,849	93,578
International Bancshares Corp.	6,957	183,387
MainSource Financial Group, Inc.	3,508	60,513
Merchants Bancshares, Inc.	15,387	455,147
Old National Bancorp, Indiana	30,668	401,444
Peoples Bancorp, Inc.	7,092	169,995
Pinnacle Financial Partners, Inc.	9,121	327,079
PrivateBancorp, Inc.	84,331	2,488,608
Sandy Spring Bancorp, Inc.	1,886	45,585
Simmons First National Corp. Class A	2,198	87,744
Southwest Bancorp, Inc., Oklahoma	6,302	104,172
Susquehanna Bancshares, Inc.	57,202	590,325
Talmer Bancorp, Inc. Class A	48,595	712,403
Umpqua Holdings Corp.	103,357	1,805,647
United Community Bank, Inc.	114,269	1,938,002
Univest Corp. of Pennsylvania	2,356	45,000
Washington Trust Bancorp, Inc.	9,517	334,808
WesBanco, Inc.	9,845	305,687
Wilshire Bancorp, Inc.	111,471	1,087,957
Wintrust Financial Corp.	46,322	2,157,216
Yadkin Financial Corp. (a)	9,459	177,640
		20,029,990
Capital Markets - 2.6%
BGC Partners, Inc. Class A	88,928	673,185
Cohen & Steers, Inc. (e)	1,344	58,652
Evercore Partners, Inc. Class A	42,264	2,165,185
FBR & Co. (a)	2,854	81,567
Financial Engines, Inc.	2,172	77,910
GAMCO Investors, Inc. Class A	6,007	470,408
HFF, Inc.	45,884	1,376,520
Investment Technology Group, Inc. (a)	117,158	1,995,201
Janus Capital Group, Inc.	9,506	115,498
Manning & Napier, Inc. Class A	14,726	273,462
Moelis & Co. Class A (e)	4,409	160,003
Oppenheimer Holdings, Inc. Class A (non-vtg.)	5,809	140,345
Piper Jaffray Companies (a)	40,002	2,134,507
RCS Capital Corp. Class A (e)	39,976	886,268
Silvercrest Asset Management Group Class A (a)	347	5,566
Westwood Holdings Group, Inc.	1,975	117,710
		10,731,987
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.4%
Cash America International, Inc.	37,813	$ 1,687,972
Credit Acceptance Corp. (a)	8,459	1,042,487
Nelnet, Inc. Class A	51,784	2,276,942
Regional Management Corp. (a)	13,456	228,752
World Acceptance Corp. (a)(e)	3,942	308,816
		5,544,969
Diversified Financial Services - 0.3%
MarketAxess Holdings, Inc.	10,004	589,436
Marlin Business Services Corp.	22,548	445,999
Vector Capital Corp. rights (a)	8,300	0
		1,035,435
Insurance - 2.6%
Amerisafe, Inc.	6,521	246,037
Amtrust Financial Services, Inc.	1,633	71,901
EMC Insurance Group	1,488	45,592
Enstar Group Ltd. (a)	664	94,222
FBL Financial Group, Inc. Class A	13,234	619,748
Federated National Holding Co.	2,255	55,699
Greenlight Capital Re, Ltd. (a)	2,582	88,330
HCI Group, Inc.	2,280	96,011
Heritage Insurance Holdings, Inc.	3,942	58,933
Hilltop Holdings, Inc. (a)	40,037	847,583
Horace Mann Educators Corp.	67,590	2,014,182
Infinity Property & Casualty Corp.	436	29,814
Kansas City Life Insurance Co.	1,045	48,530
Maiden Holdings Ltd. (e)	10,137	123,266
National Western Life Insurance Co. Class A	251	63,754
Navigators Group, Inc. (a)	6,471	415,762
Platinum Underwriters Holdings Ltd.	16,879	1,054,431
Safety Insurance Group, Inc.	3,275	180,780
Selective Insurance Group, Inc.	55,306	1,325,685
Symetra Financial Corp.	16,565	403,192
Third Point Reinsurance Ltd.	21,671	332,000
United Insurance Holdings Corp.	15,018	242,391
Universal Insurance Holdings, Inc. (e)	152,182	2,109,243
		10,567,086
Real Estate Investment Trusts - 6.9%
AG Mortgage Investment Trust, Inc.	6,868	137,154
Agree Realty Corp.	8,558	252,718
Altisource Residential Corp. Class B (e)	90,676	2,225,189
American Capital Mortgage Investment Corp.	21,616	444,857
American Realty Capital Heathcare Trust, Inc.	3,643	39,964
Apollo Commercial Real Estate Finance, Inc.	35,585	598,540
Apollo Residential Mortgage, Inc.	36,055	607,527
Capstead Mortgage Corp.	157,526	2,082,494
Chesapeake Lodging Trust	8,662	266,876
CyrusOne, Inc.	15,442	402,110

	Shares	Value
CYS Investments, Inc. (e)	94,042	$ 886,816
Extra Space Storage, Inc.	38,533	2,030,689
FelCor Lodging Trust, Inc.	49,267	509,421
Government Properties Income Trust	39,904	958,494
Gramercy Property Trust, Inc. (e)	98,061	606,998
LaSalle Hotel Properties (SBI)	4,449	162,611
MFA Financial, Inc.	244,110	2,060,288
National Health Investors, Inc.	6,010	387,705
Potlatch Corp.	8,400	358,512
PS Business Parks, Inc.	3,378	275,442
Resource Capital Corp.	135,963	732,841
RLJ Lodging Trust	94,481	2,816,479
Sovran Self Storage, Inc.	33,589	2,595,422
Strategic Hotel & Resorts, Inc. (a)	225,788	2,682,361
Sunstone Hotel Investors, Inc.	121,988	1,777,365
The GEO Group, Inc.	53,562	2,004,290
Western Asset Mortgage Capital Corp.	7,699	117,025
		28,020,188
Thrifts & Mortgage Finance - 2.1%
Dime Community Bancshares, Inc.	10,505	162,197
Farmer Mac Class C (non-vtg.)	5,543	182,476
Home Loan Servicing Solutions Ltd.	106,309	2,328,167
HomeStreet, Inc.	20,681	376,187
MGIC Investment Corp. (a)(e)	265,699	2,239,843
Provident Financial Services, Inc.	7,190	122,302
Radian Group, Inc.	37,037	539,259
Simplicity Bancorp, Inc.	5,626	91,423
Tree.com, Inc. (a)	12,720	406,913
Waterstone Financial, Inc. Maryland	27,537	314,748
WSFS Financial Corp.	24,444	1,823,522
		8,587,037
TOTAL FINANCIALS		84,516,692
HEALTH CARE - 15.0%
Biotechnology - 3.7%
ACADIA Pharmaceuticals, Inc. (a)(e)	10,252	245,843
Achillion Pharmaceuticals, Inc. (a)	7,658	88,603
Acorda Therapeutics, Inc. (a)(e)	15,244	496,650
Aegerion Pharmaceuticals, Inc. (a)(e)	1,291	39,440
Anacor Pharmaceuticals, Inc. (a)(e)	17,729	412,908
Arena Pharmaceuticals, Inc. (a)(e)	8,912	36,717
ARIAD Pharmaceuticals, Inc. (a)(e)	6,476	40,281
Arrowhead Research Corp. (a)(e)	19,350	281,930
Auspex Pharmaceuticals, Inc. (e)	3,863	88,810
BioCryst Pharmaceuticals, Inc. (a)(e)	29,683	400,721
Celldex Therapeutics, Inc. (a)(e)	8,663	137,828
Cepheid, Inc. (a)(e)	12,212	488,846
Clovis Oncology, Inc. (a)(e)	1,814	86,274
Dyax Corp. (a)	64,018	653,624
Emergent BioSolutions, Inc. (a)(e)	11,777	293,247
Enanta Pharmaceuticals, Inc. (a)	6,990	293,300
Epizyme, Inc. (a)	6,394	220,529
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Exact Sciences Corp. (a)(e)	10,977	$ 228,870
Halozyme Therapeutics, Inc. (a)(e)	6,353	60,354
ImmunoGen, Inc. (a)(e)	5,088	60,140
Insys Therapeutics, Inc. (a)(e)	7,650	270,198
InterMune, Inc. (a)	22,680	1,665,846
Ironwood Pharmaceuticals, Inc. Class A (a)(e)	12,128	156,936
Isis Pharmaceuticals, Inc. (a)(e)	31,138	1,269,185
Karyopharm Therapeutics, Inc. (e)	5,510	198,360
Keryx Biopharmaceuticals, Inc. (a)(e)	11,380	207,002
Ligand Pharmaceuticals, Inc. Class B (a)(e)	8,092	421,108
MannKind Corp. (a)(e)	27,155	200,132
Momenta Pharmaceuticals, Inc. (a)	14,416	169,965
Neurocrine Biosciences, Inc. (a)	5,430	88,563
Novavax, Inc. (a)(e)	13,330	62,518
NPS Pharmaceuticals, Inc. (a)	30,890	932,260
Oncothyreon, Inc. (a)	12,092	28,295
Ophthotech Corp. (e)	7,351	286,395
Opko Health, Inc. (a)(e)	25,972	231,151
PDL BioPharma, Inc. (e)	58,707	592,354
Portola Pharmaceuticals, Inc. (a)	1,483	41,361
Prothena Corp. PLC (a)	14,241	326,119
PTC Therapeutics, Inc. (a)(e)	11,153	353,104
Puma Biotechnology, Inc. (a)	6,391	1,664,919
Receptos, Inc. (a)	8,674	443,675
Repligen Corp. (a)(e)	22,800	434,568
Sangamo Biosciences, Inc. (a)(e)	12,202	174,489
Sarepta Therapeutics, Inc. (a)	1,735	39,784
Synageva BioPharma Corp. (a)(e)	2,641	190,601
		15,103,803
Health Care Equipment & Supplies - 4.0%
Abaxis, Inc.	2,262	108,011
Align Technology, Inc. (a)	35,466	1,931,478
Anika Therapeutics, Inc. (a)	10,965	460,530
Atrion Corp.	499	159,680
Cantel Medical Corp.	24,835	905,732
Cryolife, Inc.	8,833	88,683
Cyberonics, Inc. (a)(e)	33,062	1,897,428
Globus Medical, Inc. (a)	28,500	516,990
Greatbatch, Inc. (a)	17,564	800,391
Masimo Corp. (a)(e)	95,716	2,147,867
Natus Medical, Inc. (a)	75,579	2,124,526
OraSure Technologies, Inc. (a)	6,640	55,311
Steris Corp.	506	28,483
SurModics, Inc. (a)	16,675	340,504
Symmetry Medical, Inc. (a)	5,795	53,430
Thoratec Corp. (a)	91,890	2,297,250
Vascular Solutions, Inc. (a)	9,231	220,621
Zeltiq Aesthetics, Inc. (a)(e)	89,847	1,887,685
		16,024,600

	Shares	Value
Health Care Providers & Services - 5.4%
Alliance Healthcare Services, Inc. (a)	63,774	$ 1,814,370
AmSurg Corp. (a)	46,004	2,474,555
Centene Corp. (a)	26,176	2,045,131
Chemed Corp. (e)	5,989	632,498
Corvel Corp. (a)	16,507	675,136
Five Star Quality Care, Inc. (a)	54,654	253,595
Hanger, Inc. (a)(e)	10,144	227,226
HealthSouth Corp.	18,288	720,364
Magellan Health Services, Inc. (a)	35,538	1,985,153
Molina Healthcare, Inc. (a)(e)	22,940	1,097,450
National Healthcare Corp.	8,413	482,065
Owens & Minor, Inc. (e)	30,693	1,055,839
PharMerica Corp. (a)	65,561	1,631,813
Providence Service Corp. (a)	46,808	2,131,168
Select Medical Holdings Corp.	122,629	1,719,259
Team Health Holdings, Inc. (a)(e)	50,304	2,943,790
		21,889,412
Health Care Technology - 0.6%
Omnicell, Inc. (a)	78,417	2,207,439
Quality Systems, Inc.	15,242	238,690
		2,446,129
Life Sciences Tools & Services - 0.5%
Affymetrix, Inc. (a)(e)	55,952	485,104
Albany Molecular Research, Inc. (a)(e)	4,988	98,762
Cambrex Corp. (a)	12,212	267,687
Luminex Corp. (a)	3,000	56,550
PAREXEL International Corp. (a)	16,399	925,560
		1,833,663
Pharmaceuticals - 0.8%
Aerie Pharmaceuticals, Inc.	13,304	217,920
Akorn, Inc. (a)	9,491	370,339
AVANIR Pharmaceuticals Class A (a)	7,273	45,238
DepoMed, Inc. (a)	10,365	159,103
Impax Laboratories, Inc. (a)	10,782	265,668
Lannett Co., Inc. (a)(e)	11,156	439,323
Nektar Therapeutics (a)(e)	15,054	214,670
Pacira Pharmaceuticals, Inc. (a)(e)	6,443	697,519
Pernix Therapeutics Holdings, Inc. (a)(e)	16,101	139,918
Pozen, Inc. (e)	27,559	228,740
Prestige Brands Holdings, Inc. (a)	6,369	220,431
The Medicines Company (a)(e)	7,494	191,921
Theravance, Inc. (a)	10,304	242,762
		3,433,552
TOTAL HEALTH CARE		60,731,159
INDUSTRIALS - 14.4%
Aerospace & Defense - 2.7%
American Science & Engineering, Inc.	17,786	1,029,809
Astronics Corp. (a)	27,084	1,699,250
Curtiss-Wright Corp.	30,036	2,157,786
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Engility Holdings, Inc. (a)	9,270	$ 325,748
Esterline Technologies Corp. (a)	17,841	2,091,500
Moog, Inc. Class A (a)	31,998	2,268,658
National Presto Industries, Inc. (e)	1,245	81,535
Taser International, Inc. (a)(e)	21,192	332,079
Teledyne Technologies, Inc. (a)	11,706	1,136,301
		11,122,666
Airlines - 1.3%
Allegiant Travel Co.	5,828	716,028
Hawaiian Holdings, Inc. (a)(e)	28,623	446,519
JetBlue Airways Corp. (a)	158,679	1,940,644
SkyWest, Inc.	30,232	271,181
Spirit Airlines, Inc. (a)	29,106	2,048,771
		5,423,143
Building Products - 0.3%
AAON, Inc.	8,296	154,803
American Woodmark Corp. (a)	6,398	250,930
Insteel Industries, Inc.	3,563	83,659
PGT, Inc. (a)	68,652	717,413
Universal Forest Products, Inc.	4,298	203,510
		1,410,315
Commercial Services & Supplies - 2.2%
ACCO Brands Corp. (a)	50,399	389,584
ARC Document Solutions, Inc. (a)	44,101	358,100
Deluxe Corp.	34,961	2,081,928
Ennis, Inc.	3,779	54,531
G&K Services, Inc. Class A	21,809	1,218,905
HNI Corp.	16,564	627,941
Kimball International, Inc. Class B	102,767	1,631,940
UniFirst Corp.	23,563	2,284,433
Viad Corp.	11,172	245,114
West Corp.	5,397	160,075
		9,052,551
Construction & Engineering - 0.8%
Argan, Inc.	57,212	2,291,341
Comfort Systems U.S.A., Inc.	37,564	570,973
EMCOR Group, Inc.	8,092	349,574
MYR Group, Inc. (a)	6,764	158,142
		3,370,030
Electrical Equipment - 0.2%
EnerSys	12,267	788,645
Machinery - 3.2%
Alamo Group, Inc.	7,519	366,551
Astec Industries, Inc.	1,588	65,966
CIRCOR International, Inc.	7,797	555,068
Douglas Dynamics, Inc.	3,108	61,974
ESCO Technologies, Inc.	2,999	107,964
Federal Signal Corp.	25,909	381,380
Greenbrier Companies, Inc. (e)	35,747	2,556,625

	Shares	Value
Hurco Companies, Inc.	11,267	$ 373,388
Hyster-Yale Materials Handling Class A	25,177	1,940,895
Kadant, Inc.	24,466	969,832
Lydall, Inc. (a)	6,226	172,460
Mueller Industries, Inc.	74,132	2,167,620
Mueller Water Products, Inc. Class A	157,865	1,457,094
Rexnord Corp. (a)	32,972	963,112
Standex International Corp.	7,675	572,785
Woodward, Inc.	2,768	144,573
		12,857,287
Marine - 0.4%
Knightsbridge Tankers Ltd. (e)	122,643	1,503,603
Scorpio Bulkers, Inc. (a)	9,420	75,172
		1,578,775
Professional Services - 1.8%
Barrett Business Services, Inc.	23,958	1,418,074
Exponent, Inc.	2,276	166,285
Huron Consulting Group, Inc. (a)	388	23,466
ICF International, Inc. (a)	3,281	110,832
Korn/Ferry International (a)	71,457	2,161,574
Navigant Consulting, Inc. (a)	11,729	191,065
Resources Connection, Inc.	65,399	1,001,259
RPX Corp. (a)	122,586	1,862,081
TrueBlue, Inc. (a)	8,088	219,508
VSE Corp.	382	22,664
		7,176,808
Road & Rail - 1.1%
AMERCO	7,053	1,959,394
ArcBest Corp.	34,611	1,242,535
Marten Transport Ltd.	5,511	109,118
Old Dominion Freight Lines, Inc. (a)	17,299	1,153,324
		4,464,371
Trading Companies & Distributors - 0.2%
Aceto Corp.	19,891	382,305
DXP Enterprises, Inc. (a)	4,127	330,655
		712,960
Transportation Infrastructure - 0.2%
Wesco Aircraft Holdings, Inc. (a)	33,087	606,816
TOTAL INDUSTRIALS		58,564,367
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 1.1%
Aruba Networks, Inc. (a)(e)	98,123	2,094,926
Black Box Corp.	26,995	638,432
Communications Systems, Inc.	7,468	84,314
Emulex Corp. (a)	14,208	77,860
Plantronics, Inc.	10,372	495,056
Polycom, Inc. (a)	20,972	277,879
Sonus Networks, Inc. (a)	137,139	517,014
		4,185,481
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 2.6%
Anixter International, Inc.	8,818	$ 786,830
Benchmark Electronics, Inc. (a)	94,179	2,319,629
Daktronics, Inc.	57,782	760,411
DTS, Inc. (a)	7,456	178,124
Fabrinet (a)	4,191	67,852
Newport Corp. (a)	10,003	188,757
Park Electrochemical Corp.	1,428	40,184
Plexus Corp. (a)	15,891	654,550
Sanmina Corp. (a)	77,050	1,809,134
ScanSource, Inc. (a)	38,444	1,482,401
SYNNEX Corp. (a)	33,630	2,345,356
		10,633,228
Internet Software & Services - 1.3%
Constant Contact, Inc. (a)	68,088	2,122,303
Dice Holdings, Inc. (a)	10,248	87,006
LogMeIn, Inc. (a)(e)	19,116	808,224
Perficient, Inc. (a)	22,297	383,954
Stamps.com, Inc. (a)	17,031	573,263
Trulia, Inc. (a)(e)	2,302	141,872
United Online, Inc.	99,132	1,265,916
		5,382,538
IT Services - 3.4%
Acxiom Corp. (a)	22,717	421,287
Cardtronics, Inc. (a)	46,656	1,656,288
CSG Systems International, Inc.	43,729	1,212,168
EPAM Systems, Inc. (a)	4,376	164,756
ExlService Holdings, Inc. (a)	21,786	594,104
Global Cash Access Holdings, Inc. (a)	117,227	915,543
iGATE Corp. (a)	25,401	950,505
Jack Henry & Associates, Inc.	34,408	1,989,126
Maximus, Inc.	12,418	511,622
MoneyGram International, Inc. (a)	146,688	2,062,433
NCI, Inc. Class A (a)	11,631	106,307
Sapient Corp. (a)	120,790	1,752,663
Syntel, Inc. (a)	15,090	1,348,593
Teletech Holdings, Inc. (a)	5,583	149,904
		13,835,299
Semiconductors & Semiconductor Equipment - 4.0%
Amkor Technology, Inc. (a)	20,025	208,260
Cabot Microelectronics Corp. (a)	25,541	1,095,709
Cirrus Logic, Inc. (a)(e)	22,866	552,900
Entegris, Inc. (a)	6,646	80,682
Fairchild Semiconductor International, Inc. (a)	152,802	2,681,675
FormFactor, Inc. (a)	7,858	55,320
Integrated Device Technology, Inc. (a)	161,000	2,648,450
International Rectifier Corp. (a)	6,442	253,815
Intersil Corp. Class A	11,346	170,701
Lattice Semiconductor Corp. (a)	291,209	2,186,980
Microsemi Corp. (a)	2,913	77,602

	Shares	Value
Omnivision Technologies, Inc. (a)	13,934	$ 377,751
Rambus, Inc. (a)(e)	82,318	1,021,566
RF Micro Devices, Inc. (a)(e)	245,276	3,058,592
Silicon Image, Inc. (a)	17,648	89,299
Synaptics, Inc. (a)	6,317	518,626
TriQuint Semiconductor, Inc. (a)	20,450	422,599
Ultra Clean Holdings, Inc. (a)	80,205	773,978
		16,274,505
Software - 5.7%
Advent Software, Inc.	73,392	2,371,296
Aspen Technology, Inc. (a)	67,326	2,766,425
AVG Technologies NV (a)(e)	74,848	1,312,834
Fair Isaac Corp.	2,402	139,724
Glu Mobile, Inc. (a)(e)	417,457	2,154,078
Manhattan Associates, Inc. (a)	78,040	2,253,795
Monotype Imaging Holdings, Inc.	41,499	1,219,656
NetScout Systems, Inc. (a)	32,700	1,506,489
Pegasystems, Inc.	87,833	1,949,893
QAD, Inc.:
Class A	5,956	123,230
Class B	3,694	63,278
SS&C Technologies Holdings, Inc. (a)	58,091	2,629,199
Take-Two Interactive Software, Inc. (a)	52,054	1,223,790
TeleCommunication Systems, Inc. Class A (a)	181,935	542,166
TiVo, Inc. (a)	121,244	1,708,328
Verint Systems, Inc. (a)	21,072	1,056,339
		23,020,520
Technology Hardware, Storage & Peripherals - 0.5%
QLogic Corp. (a)	111,133	1,005,754
Super Micro Computer, Inc. (a)	45,960	1,125,560
		2,131,314
TOTAL INFORMATION TECHNOLOGY		75,462,885
MATERIALS - 4.3%
Chemicals - 2.2%
A. Schulman, Inc.	15,878	616,543
Balchem Corp.	27,706	1,425,197
FutureFuel Corp.	117,766	1,639,303
Minerals Technologies, Inc.	39,609	2,480,316
Quaker Chemical Corp.	1,729	134,862
Sensient Technologies Corp.	42,121	2,363,409
Stepan Co.	2,310	111,550
Zep, Inc.	1,092	17,341
		8,788,521
Containers & Packaging - 0.9%
Graphic Packaging Holding Co. (a)	243,212	3,110,681
Myers Industries, Inc.	29,617	583,751
		3,694,432
Metals & Mining - 0.7%
Century Aluminum Co. (a)	91,531	2,286,444
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Globe Specialty Metals, Inc.	2,928	$ 60,141
Kaiser Aluminum Corp.	5,792	466,546
		2,813,131
Paper & Forest Products - 0.5%
Boise Cascade Co. (a)	4,151	124,779
Schweitzer-Mauduit International, Inc.	48,124	2,061,632
		2,186,411
TOTAL MATERIALS		17,482,495
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
IDT Corp. Class B	17,208	270,338
Inteliquent, Inc.	169,419	2,066,912
Intelsat SA (a)	5,093	89,331
Premiere Global Services, Inc. (a)	8,967	118,095
		2,544,676
UTILITIES - 1.8%
Electric Utilities - 0.2%
Cleco Corp.	7,274	410,399
NRG Yield, Inc. Class A	5,391	293,216
Otter Tail Corp.	3,548	101,083
		804,698
Gas Utilities - 0.2%
New Jersey Resources Corp.	12,970	677,423
Independent Power Producers & Energy Traders - 0.7%
Dynegy, Inc. (a)	88,670	2,897,736
Multi-Utilities - 0.1%
Avista Corp. (e)	7,048	228,778
NorthWestern Energy Corp.	7,490	361,617
		590,395
Water Utilities - 0.6%
American States Water Co.	68,808	2,222,497
Middlesex Water Co.	4,148	85,158
		2,307,655
TOTAL UTILITIES		7,277,907
TOTAL COMMON STOCKS (Cost $339,346,144)		395,274,111
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.07% 9/18/14 to 3/5/15 (f) (Cost $349,929)	$ 350,000	349,938
Money Market Funds - 16.4%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	7,463,421	$ 7,463,421
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(d)	59,086,975	59,086,975
TOTAL MONEY MARKET FUNDS (Cost $66,550,396)		66,550,396
TOTAL INVESTMENT PORTFOLIO - 113.9% (Cost $406,246,469)		462,174,445
NET OTHER ASSETS (LIABILITIES) - (13.9)%		(56,405,302)
NET ASSETS - 100%		$ 405,769,143
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
101 ICE Russell 2000 Index Contracts (United States)	Sept. 2014	$ 11,851,340	$ 254,593

The face value of futures purchased as a percentage of net assets is 2.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $349,938.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 78,104
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 44,749,793	$ 44,749,793	$ -	$ -
Consumer Staples	12,555,137	12,555,137	-	-
Energy	31,389,000	31,389,000	-	-
Financials	84,516,692	84,516,692	-	-
Health Care	60,731,159	60,731,159	-	-
Industrials	58,564,367	58,564,367	-	-
Information Technology	75,462,885	75,462,885	-	-
Materials	17,482,495	17,482,495	-	-
Telecommunication Services	2,544,676	2,544,676	-	-
Utilities	7,277,907	7,277,907	-	-
U.S. Government and Government Agency Obligations	349,938	-	349,938	-
Money Market Funds	66,550,396	66,550,396	-	-
Total Investments in Securities:	$ 462,174,445	$ 461,824,507	$ 349,938	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 254,593	$ 254,593	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 254,593	$ -
Total Value of Derivatives	$ 254,593	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Small Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $58,287,626) - See accompanying schedule: Unaffiliated issuers (cost $339,696,073)	$ 395,624,049
Fidelity Central Funds (cost $66,550,396)	66,550,396
Total Investments (cost $406,246,469)		$ 462,174,445
Segregated cash with brokers for derivative instruments		182,654
Receivable for investments sold		9,642,900
Receivable for fund shares sold		651,000
Dividends receivable		257,231
Interest receivable		193
Distributions receivable from Fidelity Central Funds		18,585
Receivable for daily variation margin for derivative instruments		71,710
Other receivables		1,239
Total assets		472,999,957

Liabilities
Payable for investments purchased	$ 5,882,321
Payable for fund shares redeemed	2,040,171
Accrued management fee	171,792
Other affiliated payables	49,555
Collateral on securities loaned, at value	59,086,975
Total liabilities		67,230,814

Net Assets		$ 405,769,143
Net Assets consist of:
Paid in capital		$ 337,410,521
Undistributed net investment income		1,068,583
Accumulated undistributed net realized gain (loss) on investments		11,107,470
Net unrealized appreciation (depreciation) on investments		56,182,569
Net Assets, for 32,275,757 shares outstanding		$ 405,769,143
Net Asset Value, offering price and redemption price per share ($405,769,143 ÷ 32,275,757 shares)		$ 12.57

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 2,359,355
Interest		1,654
Income from Fidelity Central Funds		78,104
Total income		2,439,113

Expenses
Management fee	$ 1,055,567
Transfer agent fees	305,162
Independent trustees' compensation	2,329
Miscellaneous	347
Total expenses before reductions	1,363,405
Expense reductions	(49)	1,363,356
Net investment income (loss)		1,075,757
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,102,687
Futures contracts	(245,591)
Total net realized gain (loss)		11,857,096
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,379,040)
Futures contracts	(1,937)
Total change in net unrealized appreciation (depreciation)		(5,380,977)
Net gain (loss)		6,476,119
Net increase (decrease) in net assets resulting from operations		$ 7,551,876

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Small Cap Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,075,757	$ 2,031,410
Net realized gain (loss)	11,857,096	28,911,976
Change in net unrealized appreciation (depreciation)	(5,380,977)	40,694,233
Net increase (decrease) in net assets resulting from operations	7,551,876	71,637,619
Distributions to shareholders from net investment income	(32,852)	(2,047,855)
Distributions to shareholders from net realized gain	(12,910,717)	(19,111,093)
Total distributions	(12,943,569)	(21,158,948)
Share transactions Proceeds from sales of shares	53,049,923	265,804,326
Reinvestment of distributions	12,524,067	20,432,555
Cost of shares redeemed	(69,800,976)	(79,093,040)
Net increase (decrease) in net assets resulting from share transactions	(4,226,986)	207,143,841
Redemption fees	43,608	154,299
Total increase (decrease) in net assets	(9,575,071)	257,776,811

Net Assets
Beginning of period	415,344,214	157,567,403
End of period (including undistributed net investment income of $1,068,583 and undistributed net investment income of $25,678, respectively)	$ 405,769,143	$ 415,344,214
Other Information Shares
Sold	4,303,948	22,629,417
Issued in reinvestment of distributions	1,064,067	1,736,748
Redeemed	(5,695,115)	(6,682,361)
Net increase (decrease)	(327,100)	17,683,804

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.74	$ 10.56	$ 9.81	$ 10.72	$ 8.05	$ 5.20
Income from Investment Operations
Net investment income (loss) D	.03	.08	.20	.07	.06	.05
Net realized and unrealized gain (loss)	.19	2.91	1.30	.14	2.67	2.86
Total from investment operations	.22	2.99	1.50	.21	2.73	2.91
Distributions from net investment income	-I	(.07)	(.20)	(.06)	(.06)	(.06)
Distributions from net realized gain	(.39)	(.75)	(.55)	(1.08)	-	-
Total distributions	(.39)	(.82)	(.75)	(1.13) J	(.06)	(.06)
Redemption fees added to paid in capitalD	- I	.01	- I	.01	- I	- I
Net asset value, end of period	$ 12.57	$ 12.74	$ 10.56	$ 9.81	$ 10.72	$ 8.05
Total Return B, C	1.97%	29.35%	16.15%	2.87%	34.01%	55.93%
Ratios to Average Net Assets E, G
Expenses before reductions	.67% A	.67%	.67%	.67%	.67%	.67%
Expenses net of fee waivers, if any	.67% A	.67%	.67%	.67%	.67%	.67%
Expenses net of all reductions	.67% A	.67%	.67%	.67%	.67%	.67%
Net investment income (loss)	.53% A	.70%	2.02%	.69%	.63%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 405,769	$ 415,344	$ 157,567	$ 121,874	$ 113,829	$ 85,243
Portfolio turnover rate F	101% A	107%	106%	79%	90%	98% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. IAmount represents less than $.01 per share. JTotal distributions of $1.13 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $1.075 per share. KReflects adjustments to exclude transaction in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Enhanced Index Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of August 31, 2014
Japan	21.0%
United Kingdom	19.0%
France	9.3%
Germany	8.9%
Switzerland	8.4%
Australia	7.9%
Spain	3.7%
Hong Kong	3.1%
Netherlands	2.4%
Other*	16.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes short-term investments and net other assets
As of February 28, 2014
United Kingdom	19.9%
Japan	19.8%
Germany	9.4%
France	8.6%
Switzerland	8.3%
Australia	7.4%
United States of America*	5.1%
Sweden	3.0%
Italy	2.9%
Other	15.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes short-term investments and net other assets
Asset Allocation as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.9	99.8
Short-Term Investments and Net Other Assets (Liabilities)	0.1	0.2
Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.0	2.0
Novartis AG (Switzerland, Pharmaceuticals)	1.9	1.5
Nestle SA (Switzerland, Food Products)	1.7	1.4
HSBC Holdings PLC (United Kingdom, Banks)	1.6	1.6
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.6	1.3
Sanofi SA (France, Pharmaceuticals)	1.4	0.9
Total SA (France, Oil, Gas & Consumable Fuels)	1.4	1.4
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.4	1.4
Banco Santander SA (Spain) (Spain, Banks)	1.4	0.9
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.2	1.1
	15.6
Market Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.5	22.2
Consumer Discretionary	13.1	13.0
Health Care	11.8	11.8
Industrials	11.3	13.0
Consumer Staples	9.8	8.7
Energy	7.9	7.3
Telecommunication Services	6.4	4.7
Materials	6.1	6.1
Information Technology	4.8	5.6
Utilities	3.3	2.5

Semiannual Report

Fidelity International Enhanced Index Fund

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 7.9%
ASX Ltd.	3,673	$ 128,606
Australia & New Zealand Banking Group Ltd.	26,035	812,863
BHP Billiton Ltd.	7,968	274,775
Commonwealth Bank of Australia	11,465	870,753
CSL Ltd.	1,086	74,924
DEXUS Property Group unit	241,205	271,454
Echo Entertainment Group Ltd.	8,977	26,494
Fortescue Metals Group Ltd.	101,347	394,703
Insurance Australia Group Ltd.	28,310	171,068
Macquarie Group Ltd.	2,196	119,571
National Australia Bank Ltd.	2,634	86,593
Orica Ltd.	2,457	47,042
Ramsay Health Care Ltd.	1,214	58,913
Rio Tinto Ltd.	1,682	98,386
Scentre Group unit (a)	78,585	251,743
Telstra Corp. Ltd.	96,379	500,473
The GPT Group unit	64,383	239,921
Westfield Corp. unit	21,067	149,928
Westpac Banking Corp.	23,858	782,025
Woodside Petroleum Ltd.	12,045	480,351
WorleyParsons Ltd.	8,113	124,568
TOTAL AUSTRALIA		5,965,154
Austria - 0.6%
OMV AG	5,647	218,144
Voestalpine AG	4,837	207,510
TOTAL AUSTRIA		425,654
Bailiwick of Jersey - 0.5%
Shire PLC	2,714	221,130
Wolseley PLC	940	50,530
WPP PLC	6,495	136,304
TOTAL BAILIWICK OF JERSEY		407,964
Belgium - 1.1%
Anheuser-Busch InBev SA NV	2,934	327,296
Belgacom SA	7,135	254,392
Delhaize Group SA	629	43,807
Telenet Group Holding NV (a)	4,119	240,679
TOTAL BELGIUM		866,174
Bermuda - 0.0%
Yue Yuen Industrial (Holdings) Ltd.	8,000	24,826
Cayman Islands - 0.6%
MGM China Holdings Ltd.	91,600	303,165
Sands China Ltd.	19,200	125,109
TOTAL CAYMAN ISLANDS		428,274
Denmark - 2.2%
A.P. Moller - Maersk A/S Series B	74	185,362
Coloplast A/S Series B	2,578	214,011

	Shares	Value
Novo Nordisk A/S Series B	9,957	$ 456,686
Pandora A/S	4,787	357,870
Vestas Wind Systems A/S (a)	9,879	415,800
TOTAL DENMARK		1,629,729
Finland - 0.6%
Kone Oyj (B Shares)	869	36,767
Metso Corp.	1,091	42,776
Nokia Corp.	29,389	246,822
Sampo Oyj (A Shares)	3,353	164,904
TOTAL FINLAND		491,269
France - 9.3%
Arkema SA	559	41,947
AXA SA	5,855	145,016
BNP Paribas SA	9,579	646,685
Bouygues SA	1,381	50,690
Cap Gemini SA	4,663	331,529
Christian Dior SA	913	162,371
Compagnie de St. Gobain	3,634	184,454
Credit Agricole SA	14,083	208,822
EDF SA	7,487	243,430
GDF Suez	21,594	531,860
Lafarge SA (Bearer)	461	35,314
Lagardere S.C.A. (Reg.)	2,117	58,289
Michelin CGDE Series B	1,858	205,437
Orange SA	32,547	492,664
Renault SA	1,515	118,602
Safran SA	4,333	284,013
Sanofi SA	9,989	1,094,718
SCOR SE	1,513	46,321
Suez Environnement SA	1,144	21,089
Total SA	15,969	1,053,771
Unibail-Rodamco (a)	783	210,291
Valeo SA	1,882	227,428
VINCI SA	8,071	527,593
Wendel SA	565	68,203
TOTAL FRANCE		6,990,537
Germany - 7.8%
adidas AG	903	67,678
Allianz SE	4,700	802,636
BASF AG	3,426	352,430
Bayer AG	2,130	285,609
Bayerische Motoren Werke AG (BMW)	648	75,438
Continental AG	2,249	480,199
Daimler AG (Germany)	5,213	426,320
Deutsche Lufthansa AG	4,652	80,532
Deutsche Post AG	6,823	223,096
Deutsche Telekom AG	26,314	394,372
E.ON AG	2,020	36,707
Fresenius SE & Co. KGaA	1,986	96,891
Hannover Reuck SE	969	80,480
Infineon Technologies AG	34,107	396,388
Common Stocks - continued
	Shares	Value
Germany - continued
Merck KGaA	4,989	$ 434,157
Muenchener Rueckversicherungs AG	2,523	505,884
ProSiebenSat.1 Media AG	5,049	202,441
SAP AG	569	44,350
Siemens AG	7,151	896,457
TOTAL GERMANY		5,882,065
Hong Kong - 3.1%
BOC Hong Kong (Holdings) Ltd.	130,000	436,965
Cheung Kong Holdings Ltd.	27,000	492,268
Hang Seng Bank Ltd.	3,800	64,183
HKT Trust/HKT Ltd. unit	46,000	54,487
Hopewell Holdings Ltd.	22,500	80,854
Hutchison Whampoa Ltd.	27,000	351,172
Hysan Development Co. Ltd.	19,005	93,185
SJM Holdings Ltd.	89,000	223,934
Sun Hung Kai Properties Ltd.	14,000	212,437
Wharf Holdings Ltd.	26,000	203,302
Wheelock and Co. Ltd.	22,000	115,251
TOTAL HONG KONG		2,328,038
Italy - 2.1%
Atlantia SpA	10,856	275,585
Banca Monte dei Paschi di Siena SpA (a)	35	52
Enel SpA	98,451	520,802
Eni SpA	9,374	234,079
EXOR SpA	2,223	88,445
Fiat SpA (a)	29,269	286,252
Snam Rete Gas SpA	6,360	36,987
Telecom Italia SpA (a)	154,665	178,418
TOTAL ITALY		1,620,620
Japan - 21.0%
Aisin Seiki Co. Ltd.	6,000	221,731
Alfresa Holdings Corp.	300	17,819
Asahi Kasei Corp.	5,000	40,098
Astellas Pharma, Inc.	29,100	418,971
Bandai Namco Holdings, Inc.	1,900	53,067
Bank of Yokohama Ltd.	13,000	71,681
Bridgestone Corp.	10,600	363,606
Brother Industries Ltd.	4,500	87,236
Canon, Inc.	16,700	544,981
Central Japan Railway Co.	3,200	448,421
Chiba Bank Ltd.	4,000	28,180
Dai Nippon Printing Co. Ltd.	3,000	31,472
Dai-ichi Mutual Life Insurance Co.	12,200	174,771
Daihatsu Motor Co. Ltd.	12,800	219,597
Daito Trust Construction Co. Ltd.	1,800	222,567
Daiwa House Industry Co. Ltd.	5,200	98,332
DENSO Corp.	1,600	69,401
Fuji Heavy Industries Ltd.	14,300	406,205
Fujifilm Holdings Corp.	5,500	165,748

	Shares	Value
Fujitsu Ltd.	60,000	$ 411,572
Hino Motors Ltd.	5,700	80,806
Hirose Electric Co. Ltd.	200	25,816
Hitachi Construction Machinery Co. Ltd.	13,700	269,141
Hoya Corp.	1,200	38,781
Ibiden Co. Ltd.	5,900	115,851
Itochu Corp.	12,200	155,072
Japan Airlines Co. Ltd.	1,400	78,716
JGC Corp.	4,000	115,758
JTEKT Corp.	2,100	33,384
Kao Corp.	11,500	495,723
KDDI Corp.	9,400	541,983
Kinden Corp.	9,000	96,535
Kobe Steel Ltd.	70,000	113,701
Konica Minolta, Inc.	24,200	265,852
Marubeni Corp.	23,500	169,624
Medipal Holdings Corp.	15,900	205,694
Mitsubishi Chemical Holdings Corp.	9,100	45,384
Mitsubishi Electric Corp.	40,000	500,553
Mitsubishi Heavy Industries Ltd.	59,000	363,090
Mitsubishi Motors Corp. of Japan	6,100	69,357
Mitsubishi UFJ Financial Group, Inc.	60,600	349,277
Murata Manufacturing Co. Ltd.	500	47,739
New Hampshire Foods Ltd.	14,000	296,295
Nippon Telegraph & Telephone Corp.	7,300	490,343
Nitori Holdings Co. Ltd.	600	35,984
Nitto Denko Corp.	2,900	151,905
Nomura Holdings, Inc.	52,000	333,784
NSK Ltd.	8,000	106,262
NTT DOCOMO, Inc.	15,400	266,684
OMRON Corp.	1,400	60,618
Oriental Land Co. Ltd.	700	136,205
ORIX Corp.	31,500	475,323
Otsuka Holdings Co. Ltd.	12,400	450,736
Panasonic Corp.	18,300	223,733
Resona Holdings, Inc.	76,100	412,664
Ricoh Co. Ltd.	4,700	50,842
ROHM Co. Ltd.	2,200	140,401
Seiko Epson Corp.	7,400	374,819
Sekisui House Ltd.	9,500	119,429
Shimamura Co. Ltd.	2,000	180,307
Shiseido Co. Ltd.	15,000	276,803
Shizuoka Bank Ltd.	4,000	41,482
SoftBank Corp.	400	28,902
Sojitz Corp.	171,500	283,512
Sumitomo Corp.	8,200	105,845
Sumitomo Electric Industries Ltd.	3,000	43,914
Sumitomo Metal Mining Co. Ltd.	7,000	106,199
Sumitomo Mitsui Financial Group, Inc.	16,400	663,365
Suzuki Motor Corp.	6,900	224,219
T&D Holdings, Inc.	3,800	47,132
Taisei Corp.	6,000	35,754
Tokio Marine Holdings, Inc.	10,300	313,965
Tokyo Tatemono Co. Ltd.	5,000	42,770
Common Stocks - continued
	Shares	Value
Japan - continued
Toyoda Gosei Co. Ltd.	4,300	$ 81,871
Toyota Motor Corp.	9,000	513,531
West Japan Railway Co.	5,300	250,648
Yamaguchi Financial Group, Inc.	27,000	265,472
TOTAL JAPAN		15,905,011
Luxembourg - 0.6%
ArcelorMittal SA (Netherlands)	5,242	76,191
Subsea 7 SA (a)	4,908	81,642
Tenaris SA	12,471	275,560
TOTAL LUXEMBOURG		433,393
Netherlands - 2.4%
AEGON NV	8,289	65,546
Akzo Nobel NV	713	50,393
Heineken Holding NV	2,953	203,821
Heineken NV (Bearer)	4,851	369,053
Koninklijke Ahold NV	24,478	418,117
Unilever NV (Certificaten Van Aandelen) (Bearer)	17,381	722,793
TOTAL NETHERLANDS		1,829,723
Norway - 1.6%
DNB ASA	7,993	149,080
Statoil ASA	17,430	490,302
Telenor ASA	7,808	179,014
Yara International ASA	8,075	405,186
TOTAL NORWAY		1,223,582
Portugal - 0.1%
Energias de Portugal SA	10,230	49,519
Singapore - 1.8%
ComfortDelgro Corp. Ltd.	77,000	154,734
DBS Group Holdings Ltd.	9,304	133,484
Jardine Cycle & Carriage Ltd.	5,000	180,377
Oversea-Chinese Banking Corp. Ltd.	48,000	384,292
Oversea-Chinese Banking Corp. Ltd. rights 9/15/14 (a)	6,000	11,289
United Overseas Bank Ltd.	15,384	282,419
Wilmar International Ltd.	94,000	237,813
TOTAL SINGAPORE		1,384,408
Spain - 3.7%
Abertis Infraestructuras SA	8,859	186,361
Amadeus IT Holding SA Class A	1,864	69,312
Banco Bilbao Vizcaya Argentaria SA	3,123	37,806
Banco Santander SA (Spain)	103,581	1,031,984
Distribuidora Internacional de Alimentacion SA	22,336	188,064
Enagas SA	7,466	248,878
Gas Natural SDG SA	12,304	377,253
Grifols SA	1,056	49,160
MAPFRE SA (Reg.)	27,182	101,897

	Shares	Value
Red Electrica Corporacion SA	3,533	$ 297,518
Telefonica SA	13,371	212,128
TOTAL SPAIN		2,800,361
Sweden - 2.4%
Atlas Copco AB (A Shares)	2,472	71,975
Getinge AB (B Shares)	1,998	52,228
H&M Hennes & Mauritz AB (B Shares)	12,310	523,627
Industrivarden AB (C Shares)	2,875	51,830
Investor AB (B Shares)	5,988	221,897
Securitas AB (B Shares)	19,046	208,057
Skandinaviska Enskilda Banken AB (A Shares)	1	13
Telefonaktiebolaget LM Ericsson (B Shares)	22,987	286,453
TeliaSonera AB	51,087	372,778
TOTAL SWEDEN		1,788,858
Switzerland - 8.4%
Actelion Ltd.	1,936	237,664
Adecco SA (Reg.)	5,703	431,740
Geberit AG (Reg.)	531	180,172
Givaudan SA	108	179,284
Nestle SA	16,403	1,272,354
Novartis AG	15,585	1,400,257
Roche Holding AG (participation certificate)	5,169	1,509,648
Swatch Group AG (Bearer)	287	155,622
Swiss Re Ltd.	2,471	202,541
Transocean Ltd. (Switzerland)	983	37,819
UBS AG	40,099	719,649
TOTAL SWITZERLAND		6,326,750
United Kingdom - 19.0%
Admiral Group PLC	2,827	62,655
Anglo American PLC (United Kingdom)	20,557	521,969
Antofagasta PLC	20,613	268,803
Associated British Foods PLC	722	34,317
AstraZeneca PLC:
(United Kingdom)	1,546	117,973
sponsored ADR	4,707	357,779
Aviva PLC	10,491	90,798
BG Group PLC	199	3,967
BHP Billiton PLC	12,836	404,608
BP PLC	148,786	1,186,875
British American Tobacco PLC (United Kingdom)	6,349	375,374
British Sky Broadcasting Group PLC	30,071	436,072
BT Group PLC	101,128	650,188
Capita Group PLC	11,723	238,798
Diageo PLC	2,344	69,172
easyJet PLC	13,295	294,657
GlaxoSmithKline PLC	1,351	33,018
GlaxoSmithKline PLC sponsored ADR (e)	20,403	1,001,787
Common Stocks - continued
	Shares	Value
United Kingdom - continued
HSBC Holdings PLC:
(United Kingdom)	36,744	$ 397,173
sponsored ADR (e)	15,094	815,982
Imperial Tobacco Group PLC	13,444	586,322
ITV PLC	117,518	412,046
J Sainsbury PLC	56,819	273,834
Kingfisher PLC	21,591	108,859
Land Securities Group PLC	1,891	33,968
Lloyds Banking Group PLC (a)	286,096	362,661
London Stock Exchange Group PLC	981	33,272
Marks & Spencer Group PLC	33,880	241,801
National Grid PLC	8,523	127,368
Next PLC	3,623	426,745
Old Mutual PLC	28,487	94,065
Pearson PLC	1,706	31,466
Persimmon PLC	10,745	236,179
Reckitt Benckiser Group PLC	2,245	195,669
Rexam PLC	1,162	9,781
Rio Tinto PLC	13,761	735,803
Royal Dutch Shell PLC:
Class A (United Kingdom)	22,730	919,921
Class B (United Kingdom)	18,778	793,164
Schroders PLC	848	34,294
Scottish & Southern Energy PLC	2,240	56,450
Standard Chartered PLC (United Kingdom)	24,135	486,021
Tesco PLC	126,731	484,421
Unilever PLC	2,333	102,909
Vodafone Group PLC	63,512	218,285
TOTAL UNITED KINGDOM		14,367,269
TOTAL COMMON STOCKS (Cost $69,568,051)		73,169,178
Nonconvertible Preferred Stocks - 1.2%

Germany - 1.1%
Henkel AG & Co. KGaA	3,815	400,015
Volkswagen AG	2,008	450,773
TOTAL GERMANY		850,788
Italy - 0.1%
Telecom Italia SpA (Risparmio Shares)	78,802	72,567
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $919,707)		923,355
Government Obligations - 0.4%
	Principal Amount	Value
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.05% 3/5/15 (f) (Cost $249,939)	$ 250,000	$ 249,939
Money Market Funds - 7.2%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	3,754,134	3,754,132
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(d)	1,688,500	1,688,500
TOTAL MONEY MARKET FUNDS (Cost $5,442,632)		5,442,632
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $76,180,329)		79,785,104
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(4,218,925)
NET ASSETS - 100%		$ 75,566,179
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
15 NYSE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2014	$ 1,440,600	$ (26,890)

The face value of futures purchased as a percentage of net assets is 1.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $234,943.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 18,616
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,870,646	$ 8,710,826	$ 1,159,820	$ -
Consumer Staples	7,373,972	3,975,846	3,398,126	-
Energy	5,900,163	942,524	4,957,639	-
Financials	17,815,236	12,167,243	5,647,993	-
Health Care	8,789,773	3,956,343	4,833,430	-
Industrials	8,620,682	7,724,225	896,457	-
Information Technology	3,705,110	2,582,504	1,122,606	-
Materials	4,561,412	2,548,066	2,013,346	-
Telecommunication Services	4,907,676	1,903,127	3,004,549	-
Utilities	2,547,861	2,420,493	127,368	-
Government Obligations	249,939	-	249,939	-
Money Market Funds	5,442,634	5,442,634	-	-
Total Investments in Securities:	$ 79,785,104	$ 52,373,831	$ 27,411,273	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (26,890)	$ (26,890)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 305,693
Level 2 to Level 1	$ 2,881,912
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (26,890)
Total Value of Derivatives	$ -	$ (26,890)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,658,842) - See accompanying schedule: Unaffiliated issuers (cost $70,737,697)	$ 74,342,472
Fidelity Central Funds (cost $5,442,632)	5,442,632
Total Investments (cost $76,180,329)		$ 79,785,104
Foreign currency held at value (cost $99,767)		97,879
Receivable for investments sold		2,111,512
Receivable for fund shares sold		578,533
Dividends receivable		239,802
Interest receivable		69
Distributions receivable from Fidelity Central Funds		225
Other receivables		13
Total assets		82,813,137

Liabilities
Payable for investments purchased	$ 5,286,622
Payable for fund shares redeemed	234,195
Accrued management fee	28,472
Payable for daily variation margin for derivative instruments	81
Other affiliated payables	9,088
Collateral on securities loaned, at value	1,688,500
Total liabilities		7,246,958

Net Assets		$ 75,566,179
Net Assets consist of:
Paid in capital		$ 70,752,457
Undistributed net investment income		1,002,443
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		235,428
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,575,851
Net Assets, for 8,431,825 shares outstanding		$ 75,566,179
Net Asset Value, offering price and redemption price per share ($75,566,179 ÷ 8,431,825 shares)		$ 8.96

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 1,262,920
Interest		542
Income from Fidelity Central Funds		18,616
Income before foreign taxes withheld		1,282,078
Less foreign taxes withheld		(94,314)
Total income		1,187,764

Expenses
Management fee	$ 136,247
Transfer agent fees	43,578
Independent trustees' compensation	299
Miscellaneous	40
Total expenses		180,164
Net investment income (loss)		1,007,600
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,285,513
Foreign currency transactions	(879)
Futures contracts	(31,670)
Total net realized gain (loss)		1,252,964
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,499,098)
Assets and liabilities in foreign currencies	(7,847)
Futures contracts	(41,812)
Total change in net unrealized appreciation (depreciation)		(1,548,757)
Net gain (loss)		(295,793)
Net increase (decrease) in net assets resulting from operations		$ 711,807

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,007,600	$ 1,211,126
Net realized gain (loss)	1,252,964	2,617,466
Change in net unrealized appreciation (depreciation)	(1,548,757)	2,954,184
Net increase (decrease) in net assets resulting from operations	711,807	6,782,776
Distributions to shareholders from net investment income	(273,601)	(694,999)
Distributions to shareholders from net realized gain	(16,094)	(57,603)
Total distributions	(289,695)	(752,602)
Share transactions Proceeds from sales of shares	36,932,627	19,510,478
Reinvestment of distributions	279,799	723,305
Cost of shares redeemed	(6,900,399)	(11,849,737)
Net increase (decrease) in net assets resulting from share transactions	30,312,027	8,384,046
Redemption fees	4,137	2,035
Total increase (decrease) in net assets	30,738,276	14,416,255

Net Assets
Beginning of period	44,827,903	30,411,648
End of period (including undistributed net investment income of $1,002,443 and undistributed net investment income of $268,444, respectively)	$ 75,566,179	$ 44,827,903
Other Information Shares
Sold	4,110,883	2,360,127
Issued in reinvestment of distributions	32,497	88,370
Redeemed	(774,303)	(1,467,277)
Net increase (decrease)	3,369,077	981,220

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 J	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.85	$ 7.45	$ 6.95	$ 7.77	$ 6.58	$ 4.42
Income from Investment Operations
Net investment income (loss) D	.15	.28 G	.21	.20	.17	.15
Net realized and unrealized gain (loss)	.01 H	1.29	.52	(.82)	1.19	2.17
Total from investment operations	.16	1.57	.73	(.62)	1.36	2.32
Distributions from net investment income	(.05)	(.15)	(.21)	(.19)	(.17)	(.14)
Distributions from net realized gain	- K	(.01)	(.02)	(.01)	-	(.02)
Total distributions	(.05)	(.17) L	(.23)	(.20)	(.17)	(.16)
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 8.96	$ 8.85	$ 7.45	$ 6.95	$ 7.77	$ 6.58
Total Return B, C	1.88%	21.21%	10.64%	(7.81)%	20.95%	52.44%
Ratios to Average Net Assets E, I
Expenses before reductions	.62% A	.62%	.62%	.62%	.62%	.62%
Expenses net of fee waivers, if any	.62% A	.62%	.62%	.62%	.62%	.62%
Expenses net of all reductions	.62% A	.62%	.62%	.62%	.62%	.62%
Net investment income (loss)	3.46% A	3.40% G	3.04%	2.84%	2.50%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,566	$ 44,828	$ 30,412	$ 26,066	$ 25,475	$ 19,958
Portfolio turnover rate F	70% A	63%	56%	49%	32%	22% M

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.64%. HThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. IExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.17 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.013 per share. MReflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Fidelity® Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (the Funds) are funds of Fidelity Commonwealth Trust II (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Large Cap Growth Enhanced Index Fund	$ 227,608,396	$ 67,036,248	$ (1,397,511)	$ 65,638,737
Fidelity Large Cap Value Enhanced Index Fund	654,228,435	63,146,383	(4,845,570)	58,300,813
Fidelity Large Cap Core Enhanced Index Fund	248,917,324	52,614,377	(2,055,262)	50,559,115
Fidelity Mid Cap Enhanced Index Fund	328,915,621	53,710,801	(4,673,249)	49,037,552
Fidelity Small Cap Enhanced Index Fund	406,951,641	67,500,166	(12,277,362)	55,222,804
Fidelity International Enhanced Index Fund	76,223,523	6,162,355	(2,600,774)	3,561,581

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Fidelity Large Cap Core Enhanced Index Fund	$ (11,201,287)	$ -	$ (11,201,287)
Fidelity Mid Cap Enhanced Index Fund	(115,264)	(508,445)	(623,709)
Fidelity International Enhanced Index Fund	(174,650)	(754,234)	(928,884)
No expiration
	Long-term	Total capital loss carryfoward
Fidelity Large Cap Core Enhanced Index Fund	$ (6,411,181)	$ (17,612,468)

Due to large redemptions or subscriptions in a prior period, capital losses that will be available to offset future capital gains of Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund will be limited to approximately $4,403,117, $541,266 and $706,051 per year, respectively.

Short Term Trading (Redemption) Fees. Shares held by investors of Fidelity Small Cap Enhanced Index Fund less than 90 days may be subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. Shares held by investors of Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund less than 30 days may be subject to a redemption fee equal to 0.75% and 1.00%, respectively, of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Large Cap Growth Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ 302,301	$ 63,056
Fidelity Large Cap Value Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ (23,766)	$ 138,925
Fidelity Large Cap Core Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ 553,579	$ (134,787)
Fidelity Mid Cap Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ 496,289	$ 80,704
Fidelity Small Cap Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ (245,591)	$ (1,937)
Fidelity International Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ (31,670)	$ (41,812)

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Enhanced Index Fund	125,106,633	108,294,068
Fidelity Large Cap Value Enhanced Index Fund	636,028,729	162,559,629
Fidelity Large Cap Core Enhanced Index Fund	204,379,345	382,652,217
Fidelity Mid Cap Enhanced Index Fund	233,166,335	160,612,441
Fidelity Small Cap Enhanced Index Fund	201,029,743	220,029,686
Fidelity International Enhanced Index Fund	51,139,049	19,388,093

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Strategic Advisers, Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. For these services, the Funds pay a monthly management fee to the investment adviser. The management fee is based on an annual rate of 0.30% of average net assets for Fidelity Large Cap Growth Enhanced Index,

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

Fidelity Large Cap Value Enhanced Index and Fidelity Large Cap Core Enhanced Index, 0.45% of average net assets for Fidelity Mid Cap Enhanced Index, 0.52% of average net assets for Fidelity Small Cap Enhanced Index and 0.47% of average net assets for Fidelity International Enhanced Index. Under the management contract, the investment adviser pays all other ordinary fund-wide operating expenses (such as custody, audit, legal and pricing and bookkeeping fees), except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to the investment adviser by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

In addition, under the expense contract, the investment adviser pays other expenses such as those listed above for each of the Funds so that the total expenses do not exceed certain amounts of each Fund's average net assets with certain exceptions, as noted in the following table:

Fidelity Large Cap Growth Enhanced Index Fund	.45%
Fidelity Large Cap Value Enhanced Index Fund	.45%
Fidelity Large Cap Core Enhanced Index Fund	.45%
Fidelity Mid Cap Enhanced Index Fund	.60%
Fidelity Small Cap Enhanced Index Fund	.67%
Fidelity International Enhanced Index Fund	.62%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each fund paid transfer agent fees up to the annualized maximum rate of 0.15% of average net assets.

Exchanges In-Kind. During the period, certain investment companies managed by the investment adviser or its affiliates (Investing Funds) completed exchanges in-kind with Fidelity Large Cap Value Enhanced Index Fund. The Investing Funds delivered cash and investments valued at $111,412,063 in exchange for 10,137,585 shares of Fidelity Large Cap Value Enhanced Index Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. Fidelity Large Cap Value Enhanced Index Fund recognized no gain or loss for federal income tax purposes.

6. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Securities Lending Cash Central Fund seeks preservation of capital and current income and is managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Large Cap Growth Enhanced Index Fund	$ 210
Fidelity Large Cap Value Enhanced Index Fund	189
Fidelity Large Cap Core Enhanced Index Fund	362
Fidelity Mid Cap Enhanced Index Fund	238
Fidelity Small Cap Enhanced Index Fund	347
Fidelity International Enhanced Index Fund	40

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Fidelity Large Cap Growth Enhanced Index Fund	$ 5,278
Fidelity Large Cap Value Enhanced Index Fund	5,268
Fidelity Large Cap Core Enhanced Index Fund	4,898
Fidelity Mid Cap Enhanced Index Fund	12,141
Fidelity Small Cap Enhanced Index Fund	78,104
Fidelity International Enhanced Index Fund	18,616

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Large Cap Growth Enhanced Index Fund	$ 11
Fidelity Large Cap Value Enhanced Index Fund	17
Fidelity Large Cap Core Enhanced Index Fund	36
Fidelity Mid Cap Enhanced Index Fund	20
Fidelity Small Cap Enhanced Index Fund	49

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on September 5, 2014. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A, B
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	687,490,189.03	95.996
Withheld	28,678,073.55	4.004
TOTAL	716,168,262.58	100.000
James C. Curvey
Affirmative	686,640,141.45	95.877
Withheld	29,528,121.13	4.123
TOTAL	716,168,262.58	100.000
Albert R. Gamper, Jr.
Affirmative	685,880,340.57	95.771
Withheld	30,287,922.01	4.229
TOTAL	716,168,262.58	100.000
Arthur E. Johnson
Affirmative	685,617,929.44	95.734
Withheld	30,550,333.14	4.266
TOTAL	716,168,262.58	100.000
Abigail P. Johnson
Affirmative	685,740,510.02	95.751
Withheld	30,427,752.56	4.249
TOTAL	716,168,262.58	100.000
Robert F. Gartland
Affirmative	684,299,694.57	95.550
Withheld	31,868,568.01	4.450
TOTAL	716,168,262.58	100.000
Michael E. Kenneally
Affirmative	682,582,366.40	95.310
Withheld	33,585,896.18	4.690
TOTAL	716,168,262.58	100.000
James H. Keyes
Affirmative	682,418,057.84	95.287
Withheld	33,750,204.74	4.713
TOTAL	716,168,262.58	100.000
Marie L. Knowles
Affirmative	682,932,832.22	95.359
Withheld	33,235,430.36	4.641
TOTAL	716,168,262.58	100.000
Kenneth L. Wolfe
Affirmative	681,496,539.34	95.159
Withheld	34,671,723.24	4.841
TOTAL	716,168,262.58	100.000
A Denotes trust-wide proposal and voting results.
B Effective on or about the close of business on September 30, 2014.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

Geode Capital Management, LLC
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GEI-USAN-1014
1.855141.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 27, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 27, 2014